UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05878

Franklin Value Investors Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Alison Baur, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: 650 312-2000

Date of fiscal year end: 10/31

Date of reporting period: 10/31/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Franklin Mutual Small-Mid Cap Value Fund
Class A [FRMCX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund (previously known as Franklin MicroCap Value Fund) for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$132	1.19%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Mutual Small-Mid Cap Value Fund returned 22.43%. The Fund compares its performance to the Russell 2500 Value Index, which returned 32.42% for the same period. The Fund previously compared its performance to the Russell 2000 Value Index, which returned 31.77% for the same period. Effective May 22, 2024, the Russell 2500 Value Index replaced the Russell 2000 Value Index as the Fund’s benchmark to better align with the Fund’s principal investment strategies.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Harrow, an eyecare pharmaceutical company, after it successfully launched new products.
↑	Miller Industries, a tow-truck company, as an activist investor advocated for the company to consider a sale.
↑	Sterling Infrastructure, a provider of e-infrastructure, transportation and building solutions, on good financial results, amid a robust backlog and strength in its various end markets.

Top detractors from performance:
↓	Vera Bradley, a clothing brand, due to weaker traffic in its outlet business which has led to softer revenues.
↓	Oil States International, an oilfield services firm, amid weak oil prices and a slowdown in its North American business.
↓	Matrix Service, an engineering services provider, despite strong recent order and backlog growth within its core storage, terminal, utility and power infrastructure markets.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 1	189-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	22.43	10.58	6.75
Class A (with sales charge)	15.71	9.34	6.15
Russell 3000 Index	37.86	14.60	12.44
Russell 2500 Value Index[1]	32.42	9.39	7.86
Russell 2000 Value Index	31.77	8.42	7.33
1	Effective May 22, 2024 the Russell 2500 Value Index replaced the Russell 2000 Value Index as the Fund’s benchmark to better align with the Fund’s principal investment strategies.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$205,213,255
Total Number of Portfolio Holdings*	77
Total Management Fee Paid	$1,313,296
Portfolio Turnover Rate	87.90%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 2	189-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 22, 2024, the Fund’s name was changed from Franklin MicroCap Value Fund to Franklin Mutual Small-Mid Cap Value Fund.
In addition, effective May 22, 2024, the Fund changed its 80% investment policy to invest, under normal market conditions, at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.
In connection with the Fund’s 80% investment policy change, the Fund is subject to the principal risks of investing in mid-capitalization companies in addition to small-capitalization companies and is no longer subject to the principal risk of investing in microcap companies.
Steven Raineri was added as the lead portfolio manager of the Fund.
Effective May 22, 2024, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.90% for each share class until February 28, 2026.
The Fund’s investment management fee schedule also was reduced from an annual rate of 0.75% of the average daily net assets of the Fund to an annual rate of: 0.70% of the value of its average daily net assets up to and including $500 million; and 0.65% of the value of its average daily net assets over $500 million effective May 22, 2024.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 3	189-ATSR-1224

Franklin Mutual Small-Mid Cap Value Fund
Class R6 [FMCVX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund (previously known as Franklin MicroCap Value Fund) for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$97	0.87%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Mutual Small-Mid Cap Value Fund returned 22.82%. The Fund compares its performance to the Russell 2500 Value Index, which returned 32.42% for the same period. The Fund previously compared its performance to the Russell 2000 Value Index, which returned 31.77% for the same period. Effective May 22, 2024, the Russell 2500 Value Index replaced the Russell 2000 Value Index as the Fund’s benchmark to better align with the Fund’s principal investment strategies.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Harrow, an eyecare pharmaceutical company, after it successfully launched new products.
↑	Miller Industries, a tow-truck company, as an activist investor advocated for the company to consider a sale.
↑	Sterling Infrastructure, a provider of e-infrastructure, transportation and building solutions, on good financial results, amid a robust backlog and strength in its various end markets.

Top detractors from performance:
↓	Vera Bradley, a clothing brand, due to weaker traffic in its outlet business which has led to softer revenues.
↓	Oil States International, an oilfield services firm, amid weak oil prices and a slowdown in its North American business.
↓	Matrix Service, an engineering services provider, despite strong recent order and backlog growth within its core storage, terminal, utility and power infrastructure markets.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 1	349-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	22.82	10.96	7.13
Russell 3000 Index	37.86	14.60	12.44
Russell 2500 Value Index[1]	32.42	9.39	7.86
Russell 2000 Value Index	31.77	8.42	7.33
1	Effective May 22, 2024 the Russell 2500 Value Index replaced the Russell 2000 Value Index as the Fund’s benchmark to better align with the Fund’s principal investment strategies.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$205,213,255
Total Number of Portfolio Holdings*	77
Total Management Fee Paid	$1,313,296
Portfolio Turnover Rate	87.90%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 2	349-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 22, 2024, the Fund’s name was changed from Franklin MicroCap Value Fund to Franklin Mutual Small-Mid Cap Value Fund.
In addition, effective May 22, 2024, the Fund changed its 80% investment policy to invest, under normal market conditions, at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.
In connection with the Fund’s 80% investment policy change, the Fund is subject to the principal risks of investing in mid-capitalization companies in addition to small-capitalization companies and is no longer subject to the principal risk of investing in microcap companies.
Steven Raineri was added as the lead portfolio manager of the Fund.
Effective May 22, 2024, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.90% for each share class until February 28, 2026.
The Fund’s investment management fee schedule also was reduced from an annual rate of 0.75% of the average daily net assets of the Fund to an annual rate of: 0.70% of the value of its average daily net assets up to and including $500 million; and 0.65% of the value of its average daily net assets over $500 million effective May 22, 2024.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 3	349-ATSR-1224

Franklin Mutual Small-Mid Cap Value Fund
Advisor Class [FVRMX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Mutual Small-Mid Cap Value Fund (previously known as Franklin MicroCap Value Fund) for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$105	0.94%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Mutual Small-Mid Cap Value Fund returned 22.74%. The Fund compares its performance to the Russell 2500 Value Index, which returned 32.42% for the same period. The Fund previously compared its performance to the Russell 2000 Value Index, which returned 31.77% for the same period. Effective May 22, 2024, the Russell 2500 Value Index replaced the Russell 2000 Value Index as the Fund’s benchmark to better align with the Fund’s principal investment strategies.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Harrow, an eyecare pharmaceutical company, after it successfully launched new products.
↑	Miller Industries, a tow-truck company, as an activist investor advocated for the company to consider a sale.
↑	Sterling Infrastructure, a provider of e-infrastructure, transportation and building solutions, on good financial results, amid a robust backlog and strength in its various end markets.

Top detractors from performance:
↓	Vera Bradley, a clothing brand, due to weaker traffic in its outlet business which has led to softer revenues.
↓	Oil States International, an oilfield services firm, amid weak oil prices and a slowdown in its North American business.
↓	Matrix Service, an engineering services provider, despite strong recent order and backlog growth within its core storage, terminal, utility and power infrastructure markets.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 1	629-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	22.74	10.85	7.01
Russell 3000 Index	37.86	14.60	12.44
Russell 2500 Value Index[1]	32.42	9.39	7.86
Russell 2000 Value Index	31.77	8.42	7.33
1	Effective May 22, 2024 the Russell 2500 Value Index replaced the Russell 2000 Value Index as the Fund’s benchmark to better align with the Fund’s principal investment strategies.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$205,213,255
Total Number of Portfolio Holdings*	77
Total Management Fee Paid	$1,313,296
Portfolio Turnover Rate	87.90%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 2	629-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective May 22, 2024, the Fund’s name was changed from Franklin MicroCap Value Fund to Franklin Mutual Small-Mid Cap Value Fund.
In addition, effective May 22, 2024, the Fund changed its 80% investment policy to invest, under normal market conditions, at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.
In connection with the Fund’s 80% investment policy change, the Fund is subject to the principal risks of investing in mid-capitalization companies in addition to small-capitalization companies and is no longer subject to the principal risk of investing in microcap companies.
Steven Raineri was added as the lead portfolio manager of the Fund.
Effective May 22, 2024, the investment manager agreed to waive fees and/or reimburse operating expenses (excluding Rule 12b-1 fees, acquired fund fees and expenses, interest expense and certain non-routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.90% for each share class until February 28, 2026.
The Fund’s investment management fee schedule also was reduced from an annual rate of 0.75% of the average daily net assets of the Fund to an annual rate of: 0.70% of the value of its average daily net assets up to and including $500 million; and 0.65% of the value of its average daily net assets over $500 million effective May 22, 2024.
This is a summary of certain changes to the Fund since November 1, 2023. For more complete information, you may review the Fund’s current prospectus, any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual Small-Mid Cap Value Fund	PAGE 3	629-ATSR-1224

Franklin Mutual U.S. Mid Cap Value Fund
Class A [FRBSX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$100	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Mutual U.S. Mid Cap Value Fund returned 27.55%. The Fund compares its performance to the Russell Midcap Value Index, which returned 34.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Entergy, an integrated energy company within the utility sector benefited returns following a positive earnings announcement in which it boosted its longer-term earnings per share targets.
↑	PNC Financial, a diversified financial services provider within the financials sector, saw its stock rise as well as the broader industry as a whole on optimism about lower interest rates.
↑	Flex, a contract electronics manufacturer within the information technology sector, after strong recent financial results.

Top detractors from performance:
↓	Schlumberger, an oilfield services company within the energy sector, amid both weaker oil prices and softer North American results.
↓	Dowlais, an auto parts manufacturer within the consumer cyclical sector, faced limited earnings visibility due to automakers reducing production schedules.
↓	WillScot Holdings, a modular office and portable storage provider, as higher interest rates have reduced construction spending and demand for rental units.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	150-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	27.55	8.21	6.49
Class A (with sales charge)	20.55	7.00	5.89
Russell 3000 Index	37.86	14.60	12.44
Russell Midcap Value Index	34.03	9.93	8.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$790,692,548
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$3,626,705
Portfolio Turnover Rate	37.84%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 2	150-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 3	150-ATSR-1224

Franklin Mutual U.S. Mid Cap Value Fund
Class C [FCBSX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$185	1.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Mutual U.S. Mid Cap Value Fund returned 26.60%. The Fund compares its performance to the Russell Midcap Value Index, which returned 34.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Entergy, an integrated energy company within the utility sector benefited returns following a positive earnings announcement in which it boosted its longer-term earnings per share targets.
↑	PNC Financial, a diversified financial services provider within the financials sector, saw its stock rise as well as the broader industry as a whole on optimism about lower interest rates.
↑	Flex, a contract electronics manufacturer within the information technology sector, after strong recent financial results.

Top detractors from performance:
↓	Schlumberger, an oilfield services company within the energy sector, amid both weaker oil prices and softer North American results.
↓	Dowlais, an auto parts manufacturer within the consumer cyclical sector, faced limited earnings visibility due to automakers reducing production schedules.
↓	WillScot Holdings, a modular office and portable storage provider, as higher interest rates have reduced construction spending and demand for rental units.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	250-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	26.60	7.41	5.70
Class C (with sales charge)	25.60	7.41	5.70
Russell 3000 Index	37.86	14.60	12.44
Russell Midcap Value Index	34.03	9.93	8.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$790,692,548
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$3,626,705
Portfolio Turnover Rate	37.84%
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 2	250-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 3	250-ATSR-1224

Franklin Mutual U.S. Mid Cap Value Fund
Class R [FBSRX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$128	1.13%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Franklin Mutual U.S. Mid Cap Value Fund returned 27.23%. The Fund compares its performance to the Russell Midcap Value Index, which returned 34.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Entergy, an integrated energy company within the utility sector benefited returns following a positive earnings announcement in which it boosted its longer-term earnings per share targets.
↑	PNC Financial, a diversified financial services provider within the financials sector, saw its stock rise as well as the broader industry as a whole on optimism about lower interest rates.
↑	Flex, a contract electronics manufacturer within the information technology sector, after strong recent financial results.

Top detractors from performance:
↓	Schlumberger, an oilfield services company within the energy sector, amid both weaker oil prices and softer North American results.
↓	Dowlais, an auto parts manufacturer within the consumer cyclical sector, faced limited earnings visibility due to automakers reducing production schedules.
↓	WillScot Holdings, a modular office and portable storage provider, as higher interest rates have reduced construction spending and demand for rental units.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	850-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	27.23	7.95	6.23
Russell 3000 Index	37.86	14.60	12.44
Russell Midcap Value Index	34.03	9.93	8.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$790,692,548
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$3,626,705
Portfolio Turnover Rate	37.84%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 2	850-ATSR-1224

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 3	850-ATSR-1224

Franklin Mutual U.S. Mid Cap Value Fund
Class R6 [FBSIX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$62	0.54%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Mutual U.S. Mid Cap Value Fund returned 27.96%. The Fund compares its performance to the Russell Midcap Value Index, which returned 34.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Entergy, an integrated energy company within the utility sector benefited returns following a positive earnings announcement in which it boosted its longer-term earnings per share targets.
↑	PNC Financial, a diversified financial services provider within the financials sector, saw its stock rise as well as the broader industry as a whole on optimism about lower interest rates.
↑	Flex, a contract electronics manufacturer within the information technology sector, after strong recent financial results.

Top detractors from performance:
↓	Schlumberger, an oilfield services company within the energy sector, amid both weaker oil prices and softer North American results.
↓	Dowlais, an auto parts manufacturer within the consumer cyclical sector, faced limited earnings visibility due to automakers reducing production schedules.
↓	WillScot Holdings, a modular office and portable storage provider, as higher interest rates have reduced construction spending and demand for rental units.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	353-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	27.96	8.60	6.88
Russell 3000 Index	37.86	14.60	12.44
Russell Midcap Value Index	34.03	9.93	8.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$790,692,548
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$3,626,705
Portfolio Turnover Rate	37.84%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 2	353-ATSR-1224

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 3	353-ATSR-1224

Franklin Mutual U.S. Mid Cap Value Fund
Advisor Class [FBSAX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Mutual U.S. Mid Cap Value Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$72	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Mutual U.S. Mid Cap Value Fund returned 27.88%. The Fund compares its performance to the Russell Midcap Value Index, which returned 34.03% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Entergy, an integrated energy company within the utility sector benefited returns following a positive earnings announcement in which it boosted its longer-term earnings per share targets.
↑	PNC Financial, a diversified financial services provider within the financials sector, saw its stock rise as well as the broader industry as a whole on optimism about lower interest rates.
↑	Flex, a contract electronics manufacturer within the information technology sector, after strong recent financial results.

Top detractors from performance:
↓	Schlumberger, an oilfield services company within the energy sector, amid both weaker oil prices and softer North American results.
↓	Dowlais, an auto parts manufacturer within the consumer cyclical sector, faced limited earnings visibility due to automakers reducing production schedules.
↓	WillScot Holdings, a modular office and portable storage provider, as higher interest rates have reduced construction spending and demand for rental units.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 1	650-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	27.88	8.49	6.75
Russell 3000 Index	37.86	14.60	12.44
Russell Midcap Value Index	34.03	9.93	8.43
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$790,692,548
Total Number of Portfolio Holdings*	59
Total Management Fee Paid	$3,626,705
Portfolio Turnover Rate	37.84%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 2	650-ATSR-1224

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Mutual U.S. Mid Cap Value Fund	PAGE 3	650-ATSR-1224

Franklin Small Cap Value Fund
Class A [FRVLX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$110	0.96%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class A shares of Franklin Small Cap Value Fund returned 29.65%. The Fund compares its performance to the Russell 2000 Value Index, which returned 31.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ACI Worldwide, a payments company in the information technology sector, due to improving demand and a large share repurchase program
↑	Brinker, a restaurant operator, as brand momentum improved and it saw strong traffic trends at its core Chili’s restaurants
↑	Coherent, a provider of engineered materials and optoelectronic components, after it reported a strong order book fueled by artificial intelligence demand

Top detractors from performance:
↓	Veren, a Canada-based oil and gas producer, amid weak oil price due to concerns about global demand
↓	Green Plains, an ethanol producer, amid a lack of investor confidence regarding the timing and magnitude of benefits from its fuel generation transition
↓	Vestis, a uniform rental company, after it lowered full-year guidance and long-term targets due to customer attrition
Franklin Small Cap Value Fund	PAGE 1	482-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE)   –
Class A 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class A	29.65	9.05	7.99
Class A (with sales charge)	22.51	7.83	7.38
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Value Index	31.77	8.42	7.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,099,144,906
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$22,003,794
Portfolio Turnover Rate	59.68%
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Value Fund	PAGE 2	482-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Value Fund	PAGE 3	482-ATSR-1224

Franklin Small Cap Value Fund
Class C [FRVFX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$196	1.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class C shares of Franklin Small Cap Value Fund returned 28.69%. The Fund compares its performance to the Russell 2000 Value Index, which returned 31.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ACI Worldwide, a payments company in the information technology sector, due to improving demand and a large share repurchase program
↑	Brinker, a restaurant operator, as brand momentum improved and it saw strong traffic trends at its core Chili’s restaurants
↑	Coherent, a provider of engineered materials and optoelectronic components, after it reported a strong order book fueled by artificial intelligence demand

Top detractors from performance:
↓	Veren, a Canada-based oil and gas producer, amid weak oil price due to concerns about global demand
↓	Green Plains, an ethanol producer, amid a lack of investor confidence regarding the timing and magnitude of benefits from its fuel generation transition
↓	Vestis, a uniform rental company, after it lowered full-year guidance and long-term targets due to customer attrition
Franklin Small Cap Value Fund	PAGE 1	582-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class C	28.69	8.24	7.19
Class C (with sales charge)	27.69	8.24	7.19
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Value Index	31.77	8.42	7.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,099,144,906
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$22,003,794
Portfolio Turnover Rate	59.68%
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Value Fund	PAGE 2	582-ATSR-1224

WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Value Fund	PAGE 3	582-ATSR-1224

Franklin Small Cap Value Fund
Class R [FVFRX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$139	1.21%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R shares of Franklin Small Cap Value Fund returned 29.35%. The Fund compares its performance to the Russell 2000 Value Index, which returned 31.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ACI Worldwide, a payments company in the information technology sector, due to improving demand and a large share repurchase program
↑	Brinker, a restaurant operator, as brand momentum improved and it saw strong traffic trends at its core Chili’s restaurants
↑	Coherent, a provider of engineered materials and optoelectronic components, after it reported a strong order book fueled by artificial intelligence demand

Top detractors from performance:
↓	Veren, a Canada-based oil and gas producer, amid weak oil price due to concerns about global demand
↓	Green Plains, an ethanol producer, amid a lack of investor confidence regarding the timing and magnitude of benefits from its fuel generation transition
↓	Vestis, a uniform rental company, after it lowered full-year guidance and long-term targets due to customer attrition
Franklin Small Cap Value Fund	PAGE 1	882-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R	29.35	8.78	7.73
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Value Index	31.77	8.42	7.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,099,144,906
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$22,003,794
Portfolio Turnover Rate	59.68%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Value Fund	PAGE 2	882-ATSR-1224

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Value Fund	PAGE 3	882-ATSR-1224

Franklin Small Cap Value Fund
Class R6 [FRCSX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$68	0.59%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Class R6 shares of Franklin Small Cap Value Fund returned 30.17%. The Fund compares its performance to the Russell 2000 Value Index, which returned 31.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ACI Worldwide, a payments company in the information technology sector, due to improving demand and a large share repurchase program
↑	Brinker, a restaurant operator, as brand momentum improved and it saw strong traffic trends at its core Chili’s restaurants
↑	Coherent, a provider of engineered materials and optoelectronic components, after it reported a strong order book fueled by artificial intelligence demand

Top detractors from performance:
↓	Veren, a Canada-based oil and gas producer, amid weak oil price due to concerns about global demand
↓	Green Plains, an ethanol producer, amid a lack of investor confidence regarding the timing and magnitude of benefits from its fuel generation transition
↓	Vestis, a uniform rental company, after it lowered full-year guidance and long-term targets due to customer attrition
Franklin Small Cap Value Fund	PAGE 1	382-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Class R6	30.17	9.49	8.46
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Value Index	31.77	8.42	7.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,099,144,906
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$22,003,794
Portfolio Turnover Rate	59.68%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Value Fund	PAGE 2	382-ATSR-1224

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Value Fund	PAGE 3	382-ATSR-1224

Franklin Small Cap Value Fund
Advisor Class [FVADX]
Annual Shareholder Report | October 31, 2024

This annual shareholder report contains important information about Franklin Small Cap Value Fund for the period November 1, 2023, to October 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$82	0.71%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended October 31, 2024, Advisor Class shares of Franklin Small Cap Value Fund returned 29.97%. The Fund compares its performance to the Russell 2000 Value Index, which returned 31.77% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	ACI Worldwide, a payments company in the information technology sector, due to improving demand and a large share repurchase program
↑	Brinker, a restaurant operator, as brand momentum improved and it saw strong traffic trends at its core Chili’s restaurants
↑	Coherent, a provider of engineered materials and optoelectronic components, after it reported a strong order book fueled by artificial intelligence demand

Top detractors from performance:
↓	Veren, a Canada-based oil and gas producer, amid weak oil price due to concerns about global demand
↓	Green Plains, an ethanol producer, amid a lack of investor confidence regarding the timing and magnitude of benefits from its fuel generation transition
↓	Vestis, a uniform rental company, after it lowered full-year guidance and long-term targets due to customer attrition
Franklin Small Cap Value Fund	PAGE 1	682-ATSR-1224

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 10/31/2014 — 10/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended October 31, 2024

	1 Year	5 Year	10 Year
Advisor Class	29.97	9.32	8.26
Russell 3000 Index	37.86	14.60	12.44
Russell 2000 Value Index	31.77	8.42	7.33
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of October 31, 2024)

Total Net Assets	$4,099,144,906
Total Number of Portfolio Holdings*	86
Total Management Fee Paid	$22,003,794
Portfolio Turnover Rate	59.68%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of October 31, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
Franklin Small Cap Value Fund	PAGE 2	682-ATSR-1224

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Franklin Small Cap Value Fund	PAGE 3	682-ATSR-1224

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a) (1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial experts are Ann Torre Bates and David W. Niemiec and they are "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $99,074 for the fiscal year ended October 31, 2024 and $88,822 for the fiscal year ended October 31, 2023.

(b) Audit-Related Fees

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph

(a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c) Tax Fees

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d) All Other Fees

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant, other than the services reported in paragraphs (a)-(c) of Item 4.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

(iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

(iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) There were no non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Franklin
Value Investors Trust
Financial Statements and Other Important Information
Annual | October 31,  2024
Franklin Mutual Small-Mid Cap Value Fund (formerly, Franklin MicroCap Value Fund)
Franklin Mutual U.S. Mid Cap Value Fund
Franklin Small Cap Value Fund

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedules of Investments 2
Financial Statements 26
Notes to Financial Statements 31
Report of Independent Registered Public Accounting Firm 47
Tax Information 48
Changes In and Disagreements with Accountants 49
Results of Meeting(s) of Shareholders 49
Remuneration Paid to Directors, Officers and Others 49
Board Approval of Management and Subadvisory Agreements 49

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual Small-Mid Cap Value Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $25.79 $27.57 $32.58 $21.77 $29.32
Income from investment operations
a
:
Net investment income
b
......................... 0.15 0.15 0.12 0.11
c
0.11
Net realized and unrealized gains (losses) ........... 5.50 (0.30) (0.81) 12.15 (2.89)
Total from investment operations .................... 5.65 (0.15) (0.69) 12.26 (2.78)
Less distributions from:
Net investment income .......................... (0.18) (0.09) (0.08) (0.11) (0.06)
Net realized gains ............................. (1.27) (1.54) (4.24) (1.34) (4.71)
Total distributions ............................... (1.45) (1.63) (4.32) (1.45) (4.77)
Net asset value, end of year ....................... $29.99 $25.79 $27.57 $32.58 $21.77
Total return
d
................................... 22.43% (0.71)% (2.00)% 57.97% (12.10)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.27% 1.23% 1.24% 1.23% 1.28%
Expenses net of waiver and payments by affiliates ....... 1.19% 1.22%
e
1.22%
e
1.23%
f
1.27%
e
Net investment income ........................... 0.54% 0.56% 0.45% 0.37%
c
0.50%
Supplemental data
Net assets, end of year (000’s) ..................... $160,115 $139,370 $144,717 $161,200 $94,015
Portfolio turnover rate ............................ 87.90% 32.63% 19.91% 31.98% 31.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.20%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.39 $28.18 $33.21 $22.17 $29.80
Income from investment operations
a
:
Net investment income
b
......................... 0.25 0.27 0.22 0.22
c
0.20
Net realized and unrealized gains (losses) ........... 5.63 (0.34) (0.82) 12.36 (2.94)
Total from investment operations .................... 5.88 (0.07) (0.60) 12.58 (2.74)
Less distributions from:
Net investment income .......................... (0.27) (0.18) (0.19) (0.20) (0.18)
Net realized gains ............................. (1.27) (1.54) (4.24) (1.34) (4.71)
Total distributions ............................... (1.54) (1.72) (4.43) (1.54) (4.89)
Net asset value, end of year ....................... $30.73 $26.39 $28.18 $33.21 $22.17
Total return .................................... 22.82% (0.35)% (1.67)% 58.51% (11.80)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.98% 0.90% 0.91% 0.91% 0.95%
Expenses net of waiver and payments by affiliates ....... 0.87% 0.86%
d
0.87%
d
0.88% 0.91%
d
Net investment income ........................... 0.87% 0.98% 0.79% 0.72%
c
0.86%
Supplemental data
Net assets, end of year (000’s) ..................... $15,938 $15,228 $25,570 $23,137 $12,299
Portfolio turnover rate ............................ 87.90% 32.63% 19.91% 31.98% 31.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.54%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $26.15 $27.95 $32.96 $22.01 $29.62
Income from investment operations
a
:
Net investment income
b
......................... 0.23 0.23 0.19 0.19
c
0.17
Net realized and unrealized gains (losses) ........... 5.59 (0.33) (0.81) 12.28 (2.94)
Total from investment operations .................... 5.82 (0.10) (0.62) 12.47 (2.77)
Less distributions from:
Net investment income .......................... (0.25) (0.16) (0.15) (0.18) (0.13)
Net realized gains ............................. (1.27) (1.54) (4.24) (1.34) (4.71)
Total distributions ............................... (1.52) (1.70) (4.39) (1.52) (4.84)
Net asset value, end of year ....................... $30.45 $26.15 $27.95 $32.96 $22.01
Total return .................................... 22.74% (0.44)% (1.77)% 58.40% (11.95)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.01% 0.98% 0.99% 0.98% 1.03%
Expenses net of waiver and payments by affiliates ....... 0.94% 0.96%
d
0.97%
d
0.98%
e
1.02%
d
Net investment income ........................... 0.81% 0.83% 0.69% 0.60%
c
0.73%
Supplemental data
Net assets, end of year (000’s) ..................... $29,160 $36,980 $44,877 $38,829 $22,429
Portfolio turnover rate ............................ 87.90% 32.63% 19.91% 31.98% 31.04%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.05 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.43%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments, October 31, 2024
Franklin Mutual Small-Mid Cap Value Fund
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Aerospace & Defense 4.5%
Babcock International Group plc ........................ United Kingdom 289,796 $ 1,763,484
a
Ducommun, Inc. .................................... United States 63,019 3,704,887
QinetiQ Group plc ................................... United Kingdom 654,743 3,864,343
9,332,714
Automobile Components 0.4%
a
Aptiv plc .......................................... United States 14,571 828,070
Banks 15.2%
Arrow Financial Corp. ................................ United States 104,535 2,983,429
Atlantic Union Bankshares Corp. ........................ United States 90,644 3,426,343
First Business Financial Services, Inc. .................... United States 79,331 3,395,367
First Internet Bancorp ................................ United States 84,576 2,957,623
Investar Holding Corp. ............................... United States 179,374 3,743,535
Northeast Bank ..................................... United States 45,659 4,057,259
Orrstown Financial Services, Inc. ....................... United States 101,930 3,816,259
Premier Financial Corp. ............................... United States 125,678 3,099,219
Southern Missouri Bancorp, Inc. ........................ United States 62,073 3,680,929
31,159,963
Biotechnology 1.0%
a
Anika Therapeutics, Inc. .............................. United States 120,974 2,069,865
Building Products 3.8%
Johnson Controls International plc ....................... United States 42,531 3,213,217
UFP Industries, Inc. .................................. United States 38,135 4,665,436
7,878,653
Capital Markets 2.3%
Victory Capital Holdings, Inc. , A ......................... United States 79,522 4,765,753
Chemicals 0.7%
Olin Corp. ......................................... United States 33,175 1,361,170
Construction & Engineering 5.8%
a
Matrix Service Co. ................................... United States 211,162 2,371,349
a
Sterling Infrastructure, Inc. ............................ United States 12,051 1,861,277
Valmont Industries, Inc. ............................... United States 15,867 4,945,426
a
WillScot Holdings Corp. ............................... United States 84,462 2,799,071
11,977,123
Diversified REITs 2.3%
Alpine Income Property Trust, Inc. ....................... United States 114,813 2,012,672
CTO Realty Growth, Inc. .............................. United States 140,252 2,713,876
4,726,548
Diversified Telecommunication Services 1.6%
Koninklijke KPN NV ................................. Netherlands 831,299 3,248,954
Electric Utilities 2.2%
IDACORP, Inc. ..................................... United States 15,022 1,554,477
PPL Corp. ......................................... United States 89,897 2,927,046
4,481,523
Electrical Equipment 2.0%
Regal Rexnord Corp. ................................ United States 25,317 4,216,293
Electronic Equipment, Instruments & Components 3.2%
a
Flex Ltd. .......................................... United States 89,594 3,106,224

Franklin Value Investors Trust
Schedule of Investments
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electronic Equipment, Instruments & Components (continued)
a
Sanmina Corp. ..................................... United States 48,263 $ 3,383,236
6,489,460
Energy Equipment & Services 2.4%
Baker Hughes Co. , A ................................. United States 84,134 3,203,823
a
Helix Energy Solutions Group, Inc. ...................... United States 190,402 1,761,218
4,965,041
Financial Services 3.3%
Global Payments, Inc. ................................ United States 28,207 2,925,348
Voya Financial, Inc. .................................. United States 47,085 3,780,925
6,706,273
Food Products 0.3%
Glanbia plc ........................................ Ireland 38,297 635,278
Ground Transportation 1.1%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 43,448 2,262,772
Health Care Equipment & Supplies 1.6%
a
Envista Holdings Corp. ............................... United States 152,322 3,194,192
Health Care Providers & Services 2.5%
a
Fresenius SE & Co. KGaA ............................. Germany 112,980 4,124,974
a
Henry Schein, Inc. ................................... United States 14,750 1,035,893
5,160,867
Hotels, Restaurants & Leisure 2.0%
a
Brinker International, Inc. ............................. United States 8,044 826,199
a
Hilton Grand Vacations, Inc. ........................... United States 90,030 3,320,307
4,146,506
Household Durables 2.8%
Hooker Furnishings Corp. ............................. United States 168,099 2,694,627
a
M/I Homes, Inc. ..................................... United States 6,172 935,614
a
Mohawk Industries, Inc. ............................... United States 15,986 2,146,440
5,776,681
Insurance 6.1%
CNO Financial Group, Inc. ............................ United States 78,519 2,701,054
Everest Group Ltd. .................................. United States 7,843 2,789,049
Hanover Insurance Group, Inc. (The) ..................... United States 32,382 4,803,222
Tiptree, Inc. , A ...................................... United States 107,542 2,194,932
12,488,257
Interactive Media & Services 1.4%
a
QuinStreet, Inc. ..................................... United States 138,137 2,900,877
IT Services 1.2%
Hackett Group, Inc. (The) ............................. United States 102,447 2,491,511
Leisure Products 2.8%
a
Mattel, Inc. ........................................ United States 273,035 5,564,453
Polaris, Inc. ........................................ United States 4,159 290,756
5,855,209
Life Sciences Tools & Services 2.3%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 13,128 4,702,318

Franklin Value Investors Trust
Schedule of Investments
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery 7.4%
a
Chart Industries, Inc. ................................. United States 32,396 $ 3,910,845
a
Gates Industrial Corp. plc ............................. United States 57,460 1,111,851
a
Graham Corp. ...................................... United States 89,015 2,494,200
a
L B Foster Co. , A .................................... United States 34,680 653,718
Miller Industries, Inc. ................................. United States 45,016 2,954,850
Mueller Water Products, Inc. , A ......................... United States 141,187 3,048,228
Timken Co. (The) ................................... United States 11,217 931,011
15,104,703
Media 1.9%
Cable One, Inc. ..................................... United States 8,758 2,991,383
a
Charter Communications, Inc. , A ........................ United States 3,027 991,675
3,983,058
Metals & Mining 1.2%
Commercial Metals Co. ............................... United States 33,527 1,803,753
Rio Tinto plc ....................................... Australia 9,929 641,592
2,445,345
Oil, Gas & Consumable Fuels 2.2%
VAALCO Energy, Inc. ................................ United States 355,370 1,897,676
Veren, Inc. ........................................ Canada 493,027 2,538,875
4,436,551
Professional Services 1.0%
Heidrick & Struggles International, Inc. ................... United States 50,659 1,978,741
Retail REITs 1.4%
Brixmor Property Group, Inc. ........................... United States 105,205 2,835,275
Semiconductors & Semiconductor Equipment 0.9%
MKS Instruments, Inc. ................................ United States 18,990 1,886,277
Software 0.5%
a
ACI Worldwide, Inc. .................................. United States 21,316 1,048,747
Specialized REITs 0.5%
SBA Communications Corp. , A ......................... United States 4,282 982,591
Specialty Retail 1.8%
Group 1 Automotive, Inc. .............................. United States 9,931 3,618,062
Textiles, Apparel & Luxury Goods 1.3%
PVH Corp. ........................................ United States 11,283 1,110,924
Rocky Brands, Inc. .................................. United States 76,214 1,550,193
2,661,117
Trading Companies & Distributors 3.7%
Ferguson Enterprises, Inc. ............................ United States 23,794 4,681,232
McGrath RentCorp .................................. United States 25,026 2,845,456
7,526,688
Total Common Stocks (Cost $ 165,440,417 ) ...................................
202,329,026

Franklin Value Investors Trust
Schedule of Investments
Franklin Mutual Small-Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report

See Abbreviations on page 46 .
Short Term Investments 1.4%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.4%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 2,807,545 $ 2,807,545
Total Money Market Funds (Cost $ 2,807,545 ) .................................
2,807,545
Total Short Term Investments (Cost $ 2,807,545 ) ...............................
2,807,545
a
Total Investments (Cost $ 168,247,962 ) 100.0% ................................
$205,136,571
Other Assets, less Liabilities 0.0%
†
..........................................
76,684
Net Assets 100.0% .........................................................
$205,213,255
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.11 $32.32 $40.20 $27.59 $34.61
Income from investment operations
a
:
Net investment income
b
......................... 0.47 0.43 0.37 0.43 1.14
c
Net realized and unrealized gains (losses) ........... 7.73 (1.23) (3.28) 13.37 (5.47)
Total from investment operations .................... 8.20 (0.80) (2.91) 13.80 (4.33)
Less distributions from:
Net investment income .......................... (0.42) (0.33) (0.45) (1.19) (0.54)
Net realized gains ............................. (0.37) (1.08) (4.52) — (2.15)
Total distributions ............................... (0.79) (1.41) (4.97) (1.19) (2.69)
Net asset value, end of year ....................... $37.52 $30.11 $32.32 $40.20 $27.59
Total return
d
................................... 27.55% (2.70)% (8.06)% 51.14% (13.94)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.90% 0.90% 0.91% 0.91% 0.95%
Expenses net of waiver and payments by affiliates ....... 0.88% 0.88%
e
0.90%
e
0.91%
e,f
0.93%
e
Net investment income ........................... 1.35% 1.33% 1.07% 1.18% 3.94%
c
Supplemental data
Net assets, end of year (000’s) ..................... $687,011 $607,754 $688,933 $790,329 $538,538
Portfolio turnover rate ............................ 37.84% 64.21% 66.63% 60.45% 57.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.69 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.55%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $28.39 $30.50 $38.15 $26.21 $32.97
Income from investment operations
a
:
Net investment income
b
......................... 0.20 0.18 0.11 0.15 0.93
c
Net realized and unrealized gains (losses) ........... 7.29 (1.16) (3.11) 12.72 (5.28)
Total from investment operations .................... 7.49 (0.98) (3.00) 12.87 (4.35)
Less distributions from:
Net investment income .......................... (0.12) (0.05) (0.13) (0.93) (0.26)
Net realized gains ............................. (0.37) (1.08) (4.52) — (2.15)
Total distributions ............................... (0.49) (1.13) (4.65) (0.93) (2.41)
Net asset value, end of year ....................... $35.39 $28.39 $30.50 $38.15 $26.21
Total return
d
................................... 26.60% (3.42)% (8.77)% 50.06% (14.57)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.65% 1.65% 1.66% 1.66% 1.70%
Expenses net of waiver and payments by affiliates ....... 1.63% 1.63%
e
1.65%
e
1.66%
e,f
1.68%
e
Net investment income ........................... 0.61% 0.58% 0.32% 0.42% 3.36%
c
Supplemental data
Net assets, end of year (000’s) ..................... $9,324 $10,359 $15,412 $20,132 $15,881
Portfolio turnover rate ............................ 37.84% 64.21% 66.63% 60.45% 57.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.66 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.97%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $30.25 $32.46 $40.34 $27.67 $34.70
Income from investment operations
a
:
Net investment income
b
......................... 0.39 0.35 0.28 0.34 1.11
c
Net realized and unrealized gains (losses) ........... 7.76 (1.23) (3.29) 13.44 (5.55)
Total from investment operations .................... 8.15 (0.88) (3.01) 13.78 (4.44)
Less distributions from:
Net investment income .......................... (0.33) (0.25) (0.35) (1.11) (0.44)
Net realized gains ............................. (0.37) (1.08) (4.52) — (2.15)
Total distributions ............................... (0.70) (1.33) (4.87) (1.11) (2.59)
Net asset value, end of year ....................... $37.70 $30.25 $32.46 $40.34 $27.67
Total return .................................... 27.23% (2.94)% (8.32)% 50.87% (14.16)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.15% 1.15% 1.16% 1.16% 1.20%
Expenses net of waiver and payments by affiliates ....... 1.13% 1.13%
d
1.15%
d
1.16%
d,e
1.18%
d
Net investment income ........................... 1.10% 1.08% 0.82% 0.93% 3.80%
c
Supplemental data
Net assets, end of year (000’s) ..................... $5,854 $4,922 $5,419 $6,362 $4,465
Portfolio turnover rate ............................ 37.84% 64.21% 66.63% 60.45% 57.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.70 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.41%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $31.66 $33.91 $41.93 $28.73 $35.93
Income from investment operations
a
:
Net investment income
b
......................... 0.62 0.57 0.51 0.59 1.27
c
Net realized and unrealized gains (losses) ........... 8.11 (1.29) (3.43) 13.91 (5.65)
Total from investment operations .................... 8.73 (0.72) (2.92) 14.50 (4.38)
Less distributions from:
Net investment income .......................... (0.53) (0.45) (0.58) (1.30) (0.67)
Net realized gains ............................. (0.37) (1.08) (4.52) — (2.15)
Total distributions ............................... (0.90) (1.53) (5.10) (1.30) (2.82)
Net asset value, end of year ....................... $39.49 $31.66 $33.91 $41.93 $28.73
Total return .................................... 27.96% (2.34)% (7.76)% 51.74% (13.61)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.57% 0.58% 0.59% 0.59% 0.61%
Expenses net of waiver and payments by affiliates ....... 0.54% 0.54%
d
0.55%
d
0.55%
d
0.55%
d
Net investment income ........................... 1.69% 1.67% 1.42% 1.54% 4.24%
c
Supplemental data
Net assets, end of year (000’s) ..................... $35,893 $31,790 $36,512 $39,290 $27,952
Portfolio turnover rate ............................ 37.84% 64.21% 66.63% 60.45% 57.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.85%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $31.76 $34.02 $42.04 $28.80 $36.01
Income from investment operations
a
:
Net investment income
b
......................... 0.59 0.54 0.48 0.55 1.28
c
Net realized and unrealized gains (losses) ........... 8.15 (1.31) (3.44) 13.95 (5.72)
Total from investment operations .................... 8.74 (0.77) (2.96) 14.50 (4.44)
Less distributions from:
Net investment income .......................... (0.50) (0.41) (0.54) (1.26) (0.62)
Net realized gains ............................. (0.37) (1.08) (4.52) — (2.15)
Total distributions ............................... (0.87) (1.49) (5.06) (1.26) (2.77)
Net asset value, end of year ....................... $39.63 $31.76 $34.02 $42.04 $28.80
Total return .................................... 27.88% (2.45)% (7.86)% 51.57% (13.71)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.65% 0.65% 0.66% 0.66% 0.70%
Expenses net of waiver and payments by affiliates ....... 0.63% 0.63%
d
0.65%
d
0.66%
d,e
0.68%
d
Net investment income ........................... 1.60% 1.58% 1.32% 1.43% 4.22%
c
Supplemental data
Net assets, end of year (000’s) ..................... $52,612 $43,244 $46,625 $56,787 $34,029
Portfolio turnover rate ............................ 37.84% 64.21% 66.63% 60.45% 57.78%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.72 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 1.83%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments, October 31, 2024
Franklin Mutual U.S. Mid Cap Value Fund
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.8%
Aerospace & Defense 4.6%
Babcock International Group plc ........................ United Kingdom 1,834,976 $ 11,166,305
L3Harris Technologies, Inc. ............................ United States 50,762 12,562,072
Melrose Industries plc ................................ United Kingdom 2,024,813 12,398,827
36,127,204
Automobile Components 2.2%
a
Aptiv plc .......................................... United States 187,340 10,646,532
Dowlais Group plc ................................... United Kingdom 10,155,058 6,427,003
17,073,535
Banks 5.7%
Citizens Financial Group, Inc. .......................... United States 461,593 19,442,297
PNC Financial Services Group, Inc. (The) ................. United States 134,761 25,371,454
44,813,751
Building Products 1.9%
Johnson Controls International plc ....................... United States 203,098 15,344,054
Chemicals 3.9%
Ashland, Inc. ....................................... United States 28,311 2,394,261
Avient Corp. ....................................... United States 79,660 3,712,953
LyondellBasell Industries NV , A ......................... United States 147,283 12,791,528
Olin Corp. ......................................... United States 287,453 11,794,197
30,692,939
Commercial Services & Supplies 1.0%
Vestis Corp. ....................................... United States 605,826 8,190,768
Construction & Engineering 1.5%
a
WillScot Holdings Corp. ............................... United States 351,731 11,656,365
Consumer Finance 1.6%
Capital One Financial Corp. ........................... United States 79,903 13,007,409
Containers & Packaging 2.7%
International Paper Co. ............................... United States 382,802 21,260,823
Distributors 1.5%
Genuine Parts Co. .................................. United States 103,982 11,926,735
Electric Utilities 8.2%
Entergy Corp. ...................................... United States 187,413 29,007,784
Evergy, Inc. ........................................ United States 243,968 14,745,426
PPL Corp. ......................................... United States 650,647 21,185,066
64,938,276
Electrical Equipment 2.1%
Regal Rexnord Corp. ................................ United States 99,754 16,613,031
Electronic Equipment, Instruments & Components 2.1%
a
Flex Ltd. .......................................... United States 484,596 16,800,943
Energy Equipment & Services 2.7%
Baker Hughes Co. , A ................................. United States 371,713 14,154,831
Schlumberger NV ................................... United States 184,978 7,412,068
21,566,899
Financial Services 7.0%
Apollo Global Management, Inc. ........................ United States 74,433 10,663,272
a
Fiserv, Inc. ........................................ United States 49,270 9,750,533
Global Payments, Inc. ................................ United States 167,882 17,411,042

Franklin Value Investors Trust
Schedule of Investments
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Voya Financial, Inc. .................................. United States 217,446 $ 17,460,914
55,285,761
Food Products 1.5%
Kraft Heinz Co. (The) ................................ United States 349,108 11,681,154
Health Care Equipment & Supplies 3.1%
Baxter International, Inc. .............................. United States 400,207 14,287,390
a
Envista Holdings Corp. ............................... United States 483,495 10,138,890
24,426,280
Health Care Providers & Services 3.9%
Cencora, Inc. ...................................... United States 60,472 13,792,454
a
Fresenius SE & Co. KGaA ............................. Germany 221,618 8,091,419
Humana, Inc. ...................................... United States 35,315 9,105,266
30,989,139
Household Durables 1.7%
DR Horton, Inc. ..................................... United States 82,035 13,863,915
Insurance 4.2%
Everest Group Ltd. .................................. United States 45,732 16,262,757
Hartford Financial Services Group, Inc. (The) .............. United States 152,092 16,797,040
33,059,797
IT Services 1.1%
Amdocs Ltd. ....................................... United States 95,074 8,342,268
Leisure Products 1.1%
Polaris, Inc. ........................................ United States 129,323 9,040,971
Life Sciences Tools & Services 1.9%
a
Bio-Rad Laboratories, Inc. , A ........................... United States 43,022 15,410,050
Machinery 2.1%
Dover Corp. ....................................... United States 89,233 16,894,484
Media 1.6%
a
Charter Communications, Inc. , A ........................ United States 38,707 12,680,800
Oil, Gas & Consumable Fuels 3.6%
EOG Resources, Inc. ................................ United States 49,750 6,067,510
Veren, Inc. ........................................ Canada 1,355,841 6,996,140
Williams Cos., Inc. (The) .............................. United States 287,506 15,056,689
28,120,339
Personal Care Products 2.3%
Kenvue, Inc. ....................................... United States 795,819 18,248,130
Pharmaceuticals 0.6%
GSK plc .......................................... United States 242,972 4,387,047
Professional Services 5.0%
ICF International, Inc. ................................ United States 42,277 7,127,480
KBR, Inc. ......................................... United States 224,129 15,018,884
SS&C Technologies Holdings, Inc. ....................... United States 247,067 17,277,395
39,423,759
Real Estate Management & Development 3.4%
a
CBRE Group, Inc. , A ................................. United States 125,140 16,389,586
Colliers International Group, Inc. ........................ Canada 68,255 10,418,443
26,808,029

Franklin Value Investors Trust
Schedule of Investments
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Retail REITs 2.4%
Brixmor Property Group, Inc. ........................... United States 717,780 $ 19,344,171
Software 1.9%
Gen Digital, Inc. .................................... United States 511,083 14,877,626
Specialized REITs 1.8%
SBA Communications Corp. , A ......................... United States 61,234 14,051,366
Specialty Retail 1.0%
Dick's Sporting Goods, Inc. ............................ United States 38,888 7,612,326
Trading Companies & Distributors 3.9%
AerCap Holdings NV ................................. Ireland 149,544 13,989,841
Ferguson Enterprises, Inc. ............................ United States 84,945 16,712,080
30,701,921
Total Common Stocks (Cost $ 602,178,230 ) ...................................
765,262,065
Short Term Investments 2.8%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 2.8%
b,c
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 22,377,306 22,377,306
Total Money Market Funds (Cost $ 22,377,306 ) ................................
22,377,306
Total Short Term Investments (Cost $ 22,377,306 ) ..............................
22,377,306
a
Total Investments (Cost $ 624,555,536 ) 99.6% .................................
$787,639,371
Other Assets, less Liabilities 0.4% ...........................................
3,053,177
Net Assets 100.0% .........................................................
$790,692,548
a a a
See Abbreviations on page 46 .
a
Non-income producing.
b
See Note 3(f) regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $47.55 $51.18 $61.24 $41.84 $49.48
Income from investment operations
a
:
Net investment income
b
......................... 0.55 0.39 0.25 0.47
c
0.45
Net realized and unrealized gains (losses) ........... 13.28 (2.42) (4.60) 20.03 (5.01)
Total from investment operations .................... 13.83 (2.03) (4.35) 20.50 (4.56)
Less distributions from:
Net investment income .......................... (0.46) (0.20) (0.34) (0.35) (0.58)
Net realized gains ............................. (1.98) (1.40) (5.37) (0.75) (2.50)
Total distributions ............................... (2.44) (1.60) (5.71) (1.10) (3.08)
Net asset value, end of year ....................... $58.94 $47.55 $51.18 $61.24 $41.84
Total return
d
................................... 29.65% (4.09)% (7.83)% 49.59% (10.04)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.97% 0.99% 0.98% 1.00% 1.08%
Expenses net of waiver and payments by affiliates ....... 0.96% 0.98%
e
0.98%
f
1.00%
f
1.07%
e
Net investment income ........................... 0.99% 0.75% 0.46% 0.81%
c
1.08%
Supplemental data
Net assets, end of year (000’s) ..................... $1,213,950 $1,076,436 $1,268,890 $1,577,561 $1,123,039
Portfolio turnover rate ............................ 59.68% 68.74% 47.06% 52.76% 67.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.56%.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $39.48 $42.88 $52.25 $35.87 $42.84
Income from investment operations
a
:
Net investment income (loss)
b
.................... 0.12 —
c
(0.13) 0.02
d
0.12
Net realized and unrealized gains (losses) ........... 10.99 (2.00) (3.87) 17.20 (4.33)
Total from investment operations .................... 11.11 (2.00) (4.00) 17.22 (4.21)
Less distributions from:
Net investment income .......................... (0.11) — — (0.09) (0.26)
Net realized gains ............................. (1.98) (1.40) (5.37) (0.75) (2.50)
Total distributions ............................... (2.09) (1.40) (5.37) (0.84) (2.76)
Net asset value, end of year ....................... $48.50 $39.48 $42.88 $52.25 $35.87
Total return
e
................................... 28.69% (4.82)% (8.51)% 48.51% (10.73)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.72% 1.74% 1.73% 1.75% 1.83%
Expenses net of waiver and payments by affiliates ....... 1.71% 1.73%
f
1.73%
g
1.75%
g
1.82%
f
Net investment income (loss) ...................... 0.26% —%
h
(0.29)% 0.05%
d
0.34%
Supplemental data
Net assets, end of year (000’s) ..................... $48,722 $50,027 $68,960 $99,994 $77,586
Portfolio turnover rate ............................ 59.68% 68.74% 47.06% 52.76% 67.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.01 per share.
d
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been (0.20)%.
e
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
f
Benefit of expense reduction rounds to less than 0.01%.
g
Benefit of waiver and payments by affiliates rounds to less than 0.01%.
h
Rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $46.86 $50.46 $60.43 $41.31 $48.88
Income from investment operations
a
:
Net investment income
b
......................... 0.41 0.26 0.11 0.32
c
0.35
Net realized and unrealized gains (losses) ........... 13.07 (2.38) (4.53) 19.79 (4.97)
Total from investment operations .................... 13.48 (2.12) (4.42) 20.11 (4.62)
Less distributions from:
Net investment income .......................... (0.32) (0.08) (0.18) (0.24) (0.45)
Net realized gains ............................. (1.98) (1.40) (5.37) (0.75) (2.50)
Total distributions ............................... (2.30) (1.48) (5.55) (0.99) (2.95)
Net asset value, end of year ....................... $58.04 $46.86 $50.46 $60.43 $41.31
Total return .................................... 29.35% (4.35)% (8.05)% 49.22% (10.27)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 1.22% 1.24% 1.23% 1.25% 1.33%
Expenses net of waiver and payments by affiliates ....... 1.21% 1.23%
d
1.23%
e
1.25%
e
1.32%
d
Net investment income ........................... 0.75% 0.50% 0.21% 0.56%
c
0.84%
Supplemental data
Net assets, end of year (000’s) ..................... $109,718 $102,284 $119,060 $150,288 $106,201
Portfolio turnover rate ............................ 59.68% 68.74% 47.06% 52.76% 67.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.32%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended October 31,
2024 2023 2022 2021 2020
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $50.90 $54.68 $65.05 $44.37 $52.29
Income from investment operations
a
:
Net investment income
b
......................... 0.81 0.63 0.48 0.71
c
0.65
Net realized and unrealized gains (losses) ........... 14.23 (2.60) (4.89) 21.27 (5.27)
Total from investment operations .................... 15.04 (1.97) (4.41) 21.98 (4.62)
Less distributions from:
Net investment income .......................... (0.67) (0.41) (0.59) (0.55) (0.80)
Net realized gains ............................. (1.98) (1.40) (5.37) (0.75) (2.50)
Total distributions ............................... (2.65) (1.81) (5.96) (1.30) (3.30)
Net asset value, end of year ....................... $63.29 $50.90 $54.68 $65.05 $44.37
Total return .................................... 30.17% (3.72)% (7.46)% 50.21% (9.65)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.60% 0.61% 0.62% 0.62% 0.68%
Expenses net of waiver and payments by affiliates ....... 0.59% 0.59%
d
0.59% 0.59% 0.64%
d
Net investment income ........................... 1.37% 1.14% 0.84% 1.15%
c
1.47%
Supplemental data
Net assets, end of year (000’s) ..................... $1,419,996 $1,225,364 $1,248,367 $1,336,020 $510,946
Portfolio turnover rate ............................ 59.68% 68.74% 47.06% 52.76% 67.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.90%.
d
Benefit of expense reduction rounds to less than 0.01%.

Franklin Value Investors Trust
Financial Highlights
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended October 31,
2024 2023 2022 2021 2020
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $50.98 $54.76 $65.13 $44.44 $52.36
Income from investment operations
a
:
Net investment income
b
......................... 0.73 0.55 0.41 0.63
c
0.58
Net realized and unrealized gains (losses) ........... 14.26 (2.60) (4.91) 21.30 (5.29)
Total from investment operations .................... 14.99 (2.05) (4.50) 21.93 (4.71)
Less distributions from:
Net investment income .......................... (0.59) (0.33) (0.50) (0.49) (0.71)
Net realized gains ............................. (1.98) (1.40) (5.37) (0.75) (2.50)
Total distributions ............................... (2.57) (1.73) (5.87) (1.24) (3.21)
Net asset value, end of year ....................... $63.40 $50.98 $54.76 $65.13 $44.44
Total return .................................... 29.97% (3.86)% (7.59)% 49.98% (9.81)%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 0.72% 0.74% 0.73% 0.75% 0.83%
Expenses net of waiver and payments by affiliates ....... 0.71% 0.73%
d
0.73%
e
0.75%
e
0.82%
d
Net investment income ........................... 1.24% 1.00% 0.71% 1.01%
c
1.30%
Supplemental data
Net assets, end of year (000’s) ..................... $1,306,760 $1,199,891 $1,406,507 $1,687,270 $646,240
Portfolio turnover rate ............................ 59.68% 68.74% 47.06% 52.76% 67.46%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Net investment income per share includes approximately $0.15 per share related to income received in the form of special dividends in connection with certain Fund holdings. Excluding this amount, the ratio of net investment income to average net assets would have been 0.76%.
d
Benefit of expense reduction rounds to less than 0.01%.
e
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Value Investors Trust
Schedule of Investments, October 31, 2024
Franklin Small Cap Value Fund
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.6%
Aerospace & Defense 6.4%
Babcock International Group plc ........................ United Kingdom 8,471,618 $ 51,551,994
Melrose Industries plc ................................ United Kingdom 7,545,744 46,205,932
QinetiQ Group plc ................................... United Kingdom 20,014,630 118,127,865
a
Senior plc ......................................... United Kingdom 28,282,051 48,276,524
264,162,315
Automobile Components 0.2%
LCI Industries ...................................... United States 88,946 9,897,911
Banks 18.0%
Atlantic Union Bankshares Corp. ........................ United States 903,334 34,146,025
a
Camden National Corp. ............................... United States 842,147 35,328,067
Columbia Banking System, Inc. ......................... United States 4,274,653 121,870,357
First Bancorp ...................................... United States 1,127,765 47,027,800
First Commonwealth Financial Corp. ..................... United States 1,952,023 32,091,258
First Interstate BancSystem, Inc. , A ...................... United States 3,457,936 106,504,429
German American Bancorp, Inc. ........................ United States 1,103,214 44,669,135
Peoples Bancorp, Inc. ................................ United States 935,037 28,780,439
Sandy Spring Bancorp, Inc. ............................ United States 815,264 27,425,481
Seacoast Banking Corp. of Florida ...................... United States 1,366,437 36,483,868
SouthState Corp. ................................... United States 1,052,649 102,664,857
TriCo Bancshares ................................... United States 979,117 41,837,669
WSFS Financial Corp. ................................ United States 1,611,695 79,247,043
738,076,428
Building Products 2.9%
b
American Woodmark Corp. ............................ United States 220,907 20,038,474
UFP Industries, Inc. .................................. United States 805,612 98,558,572
118,597,046
Capital Markets 1.8%
Victory Capital Holdings, Inc. , A ......................... United States 1,215,630 72,852,706
Chemicals 4.8%
Ashland, Inc. ....................................... United States 38,410 3,248,334
Avient Corp. ....................................... United States 1,445,371 67,368,742
a
Elementis plc ...................................... United Kingdom 39,868,704 68,568,564
Olin Corp. ......................................... United States 659,830 27,072,825
Tronox Holdings plc ................................. United States 2,428,801 29,437,068
195,695,533
Commercial Services & Supplies 1.6%
HNI Corp. ......................................... United States 1,284,598 63,304,989
Communications Equipment 0.5%
b
Lumentum Holdings, Inc. .............................. United States 318,088 20,316,281
Construction & Engineering 6.4%
Primoris Services Corp. ............................... United States 1,303,590 81,630,806
Valmont Industries, Inc. ............................... United States 316,381 98,609,630
b
WillScot Holdings Corp. ............................... United States 2,411,742 79,925,130
260,165,566
Consumer Finance 0.7%
Bread Financial Holdings, Inc. .......................... United States 554,407 27,637,189
Diversified REITs 1.0%
Alexander & Baldwin, Inc. ............................. United States 2,102,169 39,121,365

Franklin Value Investors Trust
Schedule of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electric Utilities 0.8%
IDACORP, Inc. ..................................... United States 300,778 $ 31,124,507
Electrical Equipment 2.6%
Regal Rexnord Corp. ................................ United States 633,638 105,526,073
Electronic Equipment, Instruments & Components 6.1%
Benchmark Electronics, Inc. ........................... United States 1,185,757 51,343,278
b
Coherent Corp. ..................................... United States 204,521 18,905,921
a,b
Knowles Corp. ..................................... United States 5,622,273 97,377,768
b
Sanmina Corp. ..................................... United States 959,920 67,290,392
b
TTM Technologies, Inc. ............................... United States 666,160 14,948,631
249,865,990
Energy Equipment & Services 1.9%
Hunting plc ........................................ United Kingdom 7,685,053 29,686,100
b
John Wood Group plc ................................ United Kingdom 24,183,655 39,441,150
TechnipFMC plc .................................... United Kingdom 391,017 10,436,244
79,563,494
Food Products 0.7%
Glanbia plc ........................................ Ireland 1,810,844 30,038,620
Ground Transportation 1.4%
Knight-Swift Transportation Holdings, Inc. , A ............... United States 869,924 45,305,642
b
RXO, Inc. ......................................... United States 490,054 13,814,622
59,120,264
Health Care Equipment & Supplies 1.6%
b
Envista Holdings Corp. ............................... United States 3,036,710 63,679,809
Hotel & Resort REITs 0.2%
Sunstone Hotel Investors, Inc. .......................... United States 810,512 8,178,066
Hotels, Restaurants & Leisure 5.1%
Boyd Gaming Corp. ................................. United States 442,014 30,627,150
b
Brinker International, Inc. ............................. United States 562,740 57,799,025
Dalata Hotel Group plc ............................... Ireland 7,871,617 36,921,309
b
Hilton Grand Vacations, Inc. ........................... United States 2,295,369 84,653,209
210,000,693
Household Durables 2.1%
Century Communities, Inc. ............................ United States 140,017 12,413,907
b
M/I Homes, Inc. ..................................... United States 161,325 24,455,257
Meritage Homes Corp. ............................... United States 144,926 26,260,591
b
Taylor Morrison Home Corp. , A ......................... United States 321,453 22,019,531
85,149,286
Industrial REITs 0.2%
STAG Industrial, Inc. ................................. United States 165,773 6,180,017
Insurance 6.0%
CNO Financial Group, Inc. ............................ United States 2,563,667 88,190,145
Hanover Insurance Group, Inc. (The) ..................... United States 598,612 88,792,118
Horace Mann Educators Corp. ......................... United States 1,884,878 70,192,857
b
TWFG, Inc. , A ...................................... United States 6,521 211,541
247,386,661
Leisure Products 3.6%
BRP, Inc. .......................................... United States 111,466 5,495,846

Franklin Value Investors Trust
Schedule of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products (continued)
Brunswick Corp. .................................... United States 103,534 $ 8,255,801
b
Mattel, Inc. ........................................ United States 6,520,905 132,896,044
146,647,691
Machinery 6.1%
b
Chart Industries, Inc. ................................. United States 651,883 78,695,316
Columbus McKinnon Corp. ............................ United States 255,563 8,129,459
b
Gates Industrial Corp. plc ............................. United States 2,425,918 46,941,513
Mueller Water Products, Inc. , A ......................... United States 4,746,633 102,479,807
Timken Co. (The) ................................... United States 175,273 14,547,659
250,793,754
Media 1.3%
Cable One, Inc. ..................................... United States 159,888 54,611,345
Metals & Mining 1.7%
Commercial Metals Co. ............................... United States 794,671 42,753,300
Ryerson Holding Corp. ............................... United States 1,289,763 28,103,936
70,857,236
Multi-Utilities 0.8%
Black Hills Corp. .................................... United States 523,459 30,983,538
Office REITs 1.4%
Highwoods Properties, Inc. ............................ United States 1,704,462 57,167,655
Oil, Gas & Consumable Fuels 2.2%
Veren, Inc. ........................................ Canada 17,707,656 91,186,766
Paper & Forest Products 0.4%
Louisiana-Pacific Corp. ............................... United States 164,387 16,257,874
Real Estate Management & Development 0.4%
Colliers International Group, Inc. ........................ Canada 111,225 16,977,384
Retail REITs 0.8%
Kite Realty Group Trust ............................... United States 1,276,262 32,761,646
Semiconductors & Semiconductor Equipment 1.2%
b
Cohu, Inc. ......................................... United States 2,013,846 50,185,042
Software 1.9%
b
ACI Worldwide, Inc. .................................. United States 1,607,908 79,109,074
Specialty Retail 0.8%
Group 1 Automotive, Inc. .............................. United States 88,957 32,408,814
Textiles, Apparel & Luxury Goods 0.8%
Dr. Martens plc ..................................... United Kingdom 15,757,177 11,112,272
PVH Corp. ........................................ United States 219,648 21,626,542
32,738,814
Trading Companies & Distributors 2.2%
Herc Holdings, Inc. .................................. United States 69,045 14,440,071
McGrath RentCorp .................................. United States 678,868 77,187,292
91,627,363
Total Common Stocks (Cost $ 3,283,677,956 ) ..................................
4,039,954,805

Franklin Value Investors Trust
Schedule of Investments
Franklin Small Cap Value Fund
(continued)
franklintempleton.com
Annual Report

Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a a a a
Money Market Funds 1.6%
c,d
Institutional Fiduciary Trust - Money Market Portfolio , 4.582% .. United States 64,241,279 $ 64,241,279
Total Money Market Funds (Cost $ 64,241,279 ) ................................
64,241,279
Total Short Term Investments (Cost $ 64,241,279 ) ..............................
64,241,279
a
Total Investments (Cost $ 3,347,919,235 ) 100.2% ..............................
$4,104,196,084
Other Assets, less Liabilities (0.2) % .........................................
(5,051,178)
Net Assets 100.0% .........................................................
$4,099,144,906
a a a
See Abbreviations on page 46 .
a
See Note 6 regarding holdings of 5% voting securities.
b
Non-income producing.
c
See Note 3(f) regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
October 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................. $165,440,417 $602,178,230 $3,018,899,033
Cost - Non-controlled affiliates (Note 3 f and 6 ) .................. 2,807,545 22,377,306 329,020,202
Value - Unaffiliated issuers ................................ $202,329,026 $765,262,065 $3,790,403,882
Value - Non-controlled affiliates (Note 3 f and 6 ) ................. 2,807,545 22,377,306 313,792,202
Cash .................................................. — 45,272 —
Foreign currency, at value (cost $ – , $ 47,611 and $ 369 , respectively) ... — 46,988 366
Receivables:
Investment securities sold ................................. 799,807 3,194,641 18,217,411
Capital shares sold ...................................... 155,336 99,591 5,102,490
Dividends ............................................. 22,458 621,068 541,255
Total assets ........................................ 206,114,172 791,646,931 4,128,057,606
Liabilities:
Payables:
Investment securities purchased ............................ 638,789 — 17,251,998
Capital shares redeemed ................................. 41,288 187,333 7,878,046
Management fees ....................................... 38,596 317,479 1,898,652
Distribution fees ........................................ 34,447 157,998 350,086
Transfer agent fees ...................................... 48,353 190,622 1,298,134
Professional fees ....................................... 70,751 56,251 59,608
Trustees' fees and expenses ............................... 34 3,941 20,157
Accrued expenses and other liabilities ......................... 28,659 40,759 156,019
Total liabilities ....................................... 900,917 954,383 28,912,700
Net assets, at value ............................... $205,213,255 $790,692,548 $4,099,144,906
Net assets consist of:
Paid-in capital ........................................... $126,778,937 $583,310,160 $3,124,313,114
Total distributable earnings (losses) ........................... 78,434,318 207,382,388 974,831,792
Net assets, at value ............................... $205,213,255 $790,692,548 $4,099,144,906

Franklin Value Investors Trust
Financial Statements
Statements of Assets and Liabilities
(continued)
October 31, 2024
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Class A:
Net assets, at value ..................................... $160,115,204 $687,010,588 $1,213,949,723
Shares outstanding ...................................... 5,338,970 18,309,506 20,598,032
Net asset value per share
a ,b
................................ $29.99 $37.52 $58.94
Maximum offering price per share (net asset value per share ÷
94 .50% )
b
.............................................. $31.74 $39.70 $62.37
Class C:
Net assets, at value ..................................... $— $9,323,672 $48,721,553
Shares outstanding ...................................... — 263,435 1,004,630
Net asset value and maximum offering price per share
a ,b
.......... $— $35.39 $48.50
Class R:
Net assets, at value ..................................... $— $5,853,746 $109,717,959
Shares outstanding ...................................... — 155,254 1,890,303
Net asset value and maximum offering price per share
b
........... $— $37.70 $58.04
Class R6:
Net assets, at value ..................................... $15,937,731 $35,892,606 $1,419,995,962
Shares outstanding ...................................... 518,596 908,856 22,436,092
Net asset value and maximum offering price per share
b
........... $30.73 $39.49 $63.29
Advisor Class:
Net assets, at value ..................................... $29,160,320 $52,611,936 $1,306,759,709
Shares outstanding ...................................... 957,677 1,327,554 20,612,945
Net asset value and maximum offering price per share
b
........... $30.45 $39.63 $63.40
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Franklin Value Investors Trust
Financial Statements
Statements of Operations
for the year ended October 31, 2024
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Investment income:
Dividends: (net of foreign taxes of $38,354, $56,731 and $952,446, respectively)
Unaffiliated issuers ...................................... $3,286,366 $15,710,063 $67,775,502
Non-controlled affiliates (Note 3 f and 6 ) ....................... 249,036 1,625,735 11,308,997
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ................... (14,340) (285) 624,384
Non-controlled affiliates (Note 3 f ) ........................... 15,714 561 19,581
Total investment income ................................. 3,536,776 17,336,074 79,728,464
Expenses:
Management fees (Note 3 a ) ................................. 1,483,868 3,741,112 22,225,722
Distribution fees: (Note 3c )
Class A .............................................. 384,390 1,686,136 3,014,670
Class C .............................................. — 100,478 512,588
Class R .............................................. — 28,429 553,854
Transfer agent fees: (Note 3e )
Class A .............................................. 187,646 802,144 1,853,943
Class C .............................................. — 11,958 78,779
Class R .............................................. — 6,755 170,341
Class R6 ............................................. 13,520 15,770 451,570
Advisor Class .......................................... 41,443 59,543 2,010,285
Custodian fees .......................................... 2,614 4,677 46,397
Reports to shareholders fees ................................ 27,786 41,906 204,364
Registration and filing fees .................................. 85,214 98,439 136,816
Professional fees ......................................... 212,886 134,863 157,744
Trustees' fees and expenses ................................ 12,291 37,491 187,065
Other .................................................. 10,419 26,440 103,397
Total expenses ....................................... 2,462,077 6,796,141 31,707,535
Expenses waived/paid by affiliates (Note 3 f and 3 g ) ............ (179,292) (119,521) (255,395)
Net expenses ....................................... 2,282,785 6,676,620 31,452,140
Net investment income .............................. 1,253,991 10,659,454 48,276,324
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers .................................... 44,396,110 49,645,749 222,515,605
Non-controlled affiliates (Note 3 f and 6 ) ..................... — — 6,774,700
Foreign currency transactions .............................. (15,307) (31,535) 217,972
Net realized gain (loss) ................................ 44,380,803 49,614,214 229,508,277
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers .................................... (5,022,432) 124,695,003 659,583,778
Non-controlled affiliates (Note 3 f and 6 ) ..................... — — 103,413,375
Translation of other assets and liabilities denominated in foreign currencies ........................................... (58) (2,052) 68
Net change in unrealized appreciation (depreciation) .......... (5,022,490) 124,692,951 762,997,221
Net realized and unrealized gain (loss) .......................... 39,358,313 174,307,165 992,505,498
Net increase (decrease) in net assets resulting from operations ........ $40,612,304 $184,966,619 $1,040,781,822

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Mutual Small-Mid Cap Value Fund Franklin Mutual U.S. Mid Cap Value Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ............ $1,253,991 $1,516,812 $10,659,454 $10,614,469
Net realized gain (loss) ............ 44,380,803 12,069,092 49,614,214 1,831,353
Net change in unrealized appreciation
(depreciation) ................. (5,022,490) (15,546,751) 124,692,951 (29,357,836)
Net increase (decrease) in net
assets resulting from operations . 40,612,304 (1,960,847) 184,966,619 (16,912,014)
Distributions to shareholders:
Class A ........................ (7,816,485) (8,541,841) (15,633,644) (29,741,114)
Class C ........................ — — (167,172) (544,896)
Class R ........................ — — (111,731) (222,649)
Class R6 ....................... (864,704) (1,655,076) (891,595) (1,629,920)
Advisor Class ................... (2,233,966) (2,737,837) (1,184,176) (2,058,722)
Total distributions to shareholders ..... (10,915,155) (12,934,754) (17,988,318) (34,197,301)
Capital share transactions: (Note 2 )
Class A ........................ (1,727,312) 4,202,003 (65,854,803) (36,585,914)
Class C ........................ — — (3,288,581) (4,277,447)
Class R ........................ — — (269,301) (145,538)
Class R6 ....................... (1,676,950) (8,300,169) (3,577,232) (2,537,069)
Advisor Class ................... (12,658,186) (4,591,114) (1,364,641) (177,291)
Total capital share transactions ....... (16,062,448) (8,689,280) (74,354,558) (43,723,259)
Net increase (decrease) in net
assets ..................... 13,634,701 (23,584,881) 92,623,743 (94,832,574)
Net assets:
Beginning of year .................. 191,578,554 215,163,435 698,068,805 792,901,379
End of year ...................... $205,213,255 $191,578,554 $790,692,548 $698,068,805

Franklin Value Investors Trust
Financial Statements
Statements of Changes in Net Assets
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin Small Cap Value Fund
Year Ended
October 31, 2024
Year Ended
October 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $48,276,324 $38,472,968
Net realized gain (loss) ................................................. 229,508,277 158,770,180
Net change in unrealized appreciation (depreciation) ........................... 762,997,221 (337,535,229)
Net increase (decrease) in net assets resulting from operations ................ 1,040,781,822 (140,292,081)
Distributions to shareholders:
Class A ............................................................. (54,183,130) (39,189,566)
Class C ............................................................. (2,513,003) (2,197,068)
Class R ............................................................. (4,850,236) (3,524,991)
Class R6 ............................................................ (63,537,572) (41,658,770)
Advisor Class ........................................................ (59,482,942) (43,515,807)
Total distributions to shareholders .......................................... (184,566,883) (130,086,202)
Capital share transactions: (Note 2 )
Class A ............................................................. (113,914,134) (111,212,666)
Class C ............................................................. (11,817,268) (14,573,606)
Class R ............................................................. (15,876,421) (8,815,609)
Class R6 ............................................................ (98,671,575) 67,158,340
Advisor Class ........................................................ (170,792,949) (119,959,955)
Total capital share transactions ............................................ (411,072,347) (187,403,496)
Net increase (decrease) in net assets ................................... 445,142,592 (457,781,779)
Net assets:
Beginning of year ....................................................... 3,654,002,314 4,111,784,093
End of year ........................................................... $4,099,144,906 $3,654,002,314

Franklin Value Investors Trust

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Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Value Investors Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three
separate funds (Funds). The Funds follow the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and apply the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. The
classes of shares offered within each of the Funds are
indicated below. Class C shares automatically convert to
Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
Class A, Class R6 & Advisor Class
Franklin Mutual Small-Mid Cap Value Fund
a
Class A, Class C, Class R, Class R6 & Advisor Class
Franklin Mutual U.S. Mid Cap Value Fund
Franklin Small Cap Value Fund
a
Effective May 22, 2024, Franklin MicroCap Value Fund was renamed Franklin
Mutual Small-Mid Cap Value Fund.
The following summarizes the Funds' significant accounting
policies.
a. Financial Instrument Valuation
The Funds' investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Funds calculate the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust’s Board of
Trustees (the Board), the Board has designated the Funds’
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Funds' administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Funds may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the
closing NAV.
The Funds have procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Funds primarily employ a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Funds' business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
these differences, an independent pricing service may be
used to adjust the value of the Funds' portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At October 31, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Funds' NAV is not calculated, which could result
in differences between the value of the Funds' portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Funds for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Funds do not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statements of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
Certain or all Funds participate in an agency based
securities lending program to earn additional income. The
Fund receives collateral in the form of cash and/or U.S.
Government and Agency securities against the loaned
securities in an amount equal to at least 102% of the fair
value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the
fair value of loaned securities, as determined at the close of
Fund business each day; any additional collateral required
due to changes in security values is delivered to the Fund
on the next business day. Any cash collateral received is
deposited into a joint cash account with other funds and is
used to invest in a money market fund managed by Franklin
Advisers, Inc., an affiliate of the Funds. The Fund may
receive income from the investment of cash collateral, in
addition to lending fees paid by the borrower. Income from
securities loaned, net of fees paid to the securities lending agent and/or third-party vendor, is reported separately
in the Statements of Operations. The Fund bears the
market risk with respect to any cash collateral investment,
securities loaned, and the risk that the agent may default
on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using
the collateral received. The securities lending agent has
agreed to indemnify the Fund in the event of default by a
third party borrower. At October 31, 2024, the Funds had no
securities on loan.
d. Income and Deferred Taxes
It is each Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. Each Fund
intends to distribute to shareholders substantially all of its
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Funds may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which the Funds invest. Foreign taxes, if any, are recorded based on the tax regulations and rates that
exist in the foreign markets in which the Funds invest. When a capital gain tax is determined to apply, certain or all Funds record an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the
valuation date.
Each Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of October 31, 2024, each
Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for
any open tax years (or expected to be taken in future tax
years). Open tax years are those that remain subject to
examination and are based on the statute of limitations in
each jurisdiction in which the Fund invests.
e. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Dividend
income is recorded on the ex-dividend date except for
certain dividends from securities where the dividend rate
is not available. In such cases, the dividend is recorded
as soon as the information is received by the Funds.
Distributions to shareholders are recorded on the ex-
dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
f. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
g. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Funds, enters into contracts
with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
d. Income and Deferred Taxes
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
2. Shares of Beneficial Interest
At October 31, 2024 , there were an unlimited number of shares authorized (without par value). Transactions in the Funds'
shares were as follows:
Franklin Mutual Small-Mid Cap
Value Fund
Franklin Mutual U.S. Mid Cap
Value Fund
Shares Amount Shares Amount
Class A
Class A Shares:
Year ended October 31, 2024
Shares sold
a
................................... 932,643 $26,258,024 1,470,880 $51,463,643
Shares issued in reinvestment of distributions .......... 274,938 7,637,785 438,776 14,628,778
Shares redeemed ............................... (1,273,658) (35,623,121) (3,783,031) (131,947,224)
Net increase (decrease) .......................... (66,077) $(1,727,312) (1,873,375) $(65,854,803)
Year ended October 31, 2023
Shares sold
a
................................... 1,035,751 $27,659,059 2,557,243 $82,248,404
Shares issued in reinvestment of distributions .......... 316,722 8,336,842 880,190 28,029,634
Shares redeemed ............................... (1,196,201) (31,793,898) (4,569,748) (146,863,952)
Net increase (decrease) .......................... 156,272 $4,202,003 (1,132,315) $(36,585,914)
Class C
Class C Shares:
Year ended October 31, 2024
Shares sold ................................... — $— 33,344 $1,103,416
Shares issued in reinvestment of distributions .......... — — 5,273 166,900
Shares redeemed
a
.............................. — — (140,038) (4,558,897)
Net increase (decrease) .......................... — $— (101,421) $(3,288,581)
Year ended October 31, 2023
Shares sold ................................... — $— 92,322 $2,772,546
Shares issued in reinvestment of distributions .......... — — 18,066 543,938
Shares redeemed
a
.............................. — — (250,836) (7,593,931)
Net increase (decrease) .......................... — $— (140,448) $(4,277,447)
Class R
Class R Shares:
Year ended October 31, 2024
Shares sold ................................... — $— 22,217 $776,763
Shares issued in reinvestment of distributions .......... — — 3,328 111,731
Shares redeemed ............................... — — (32,995) (1,157,795)
Net increase (decrease) .......................... — $— (7,450) $(269,301)
Year ended October 31, 2023
Shares sold ................................... — $— 28,352 $916,376
Shares issued in reinvestment of distributions .......... — — 6,950 222,649
Shares redeemed ............................... — — (39,524) (1,284,563)
Net increase (decrease) .......................... — $— (4,222) $(145,538)
Class R6

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
Franklin Mutual Small-Mid Cap
Value Fund
Franklin Mutual U.S. Mid Cap
Value Fund
Shares Amount Shares Amount
Class R6 Shares:
Year ended October 31, 2024
Shares sold ................................... 141,156 $4,037,577 155,493 $5,705,818
Shares issued in reinvestment of distributions .......... 30,183 857,199 25,440 889,907
Shares redeemed ............................... (229,803) (6,571,726) (276,322) (10,172,957)
Net increase (decrease) .......................... (58,464) $(1,676,950) (95,389) $(3,577,232)
Year ended October 31, 2023
Shares sold ................................... 738,670 $20,542,994 170,034 $5,757,995
Shares issued in reinvestment of distributions .......... 16,894 455,015 48,606 1,623,689
Shares redeemed ............................... (1,085,732) (29,298,178) (291,065) (9,918,753)
Net increase (decrease) .......................... (330,168) $(8,300,169) (72,425) $(2,537,069)
Advisor Class
Advisor Class Shares:
Year ended October 31, 2024
Shares sold ................................... 341,394 $9,690,797 234,420 $8,526,650
Shares issued in reinvestment of distributions .......... 77,907 2,193,089 32,917 1,156,387
Shares redeemed ............................... (875,582) (24,542,072) (301,259) (11,047,678)
Net increase (decrease) .......................... (456,281) $(12,658,186) (33,922) $(1,364,641)
Year ended October 31, 2023
Shares sold ................................... 552,788 $15,298,860 231,598 $7,993,826
Shares issued in reinvestment of distributions .......... 100,780 2,690,820 60,145 2,016,897
Shares redeemed ............................... (845,417) (22,580,794) (300,970) (10,188,014)
Net increase (decrease) .......................... (191,849) $(4,591,114) (9,227) $(177,291)
Franklin Small Cap Value Fund
Shares Amount
Class A
Class A Shares:
Year ended October 31, 2024
Shares sold
a
................................... 1,118,996 $61,296,372
Shares issued in reinvestment of distributions .......... 974,628 51,703,991
Shares redeemed ............................... (4,133,287) (226,914,497)
Net increase (decrease) .......................... (2,039,663) $(113,914,134)
Year ended October 31, 2023
Shares sold
a
................................... 1,910,538 $96,806,978
Shares issued in reinvestment of distributions .......... 753,095 37,409,030
Shares redeemed ............................... (4,818,249) (245,428,674)
Net increase (decrease) .......................... (2,154,616) $(111,212,666)
Class C
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
Franklin Small Cap Value Fund
Shares Amount
Class C Shares:
Year ended October 31, 2024
Shares sold ................................... 80,935 $3,664,444
Shares issued in reinvestment of distributions .......... 54,542 2,396,586
Shares redeemed
a
.............................. (397,964) (17,878,298)
Net increase (decrease) .......................... (262,487) $(11,817,268)
Year ended October 31, 2023
Shares sold ................................... 186,548 $7,856,284
Shares issued in reinvestment of distributions .......... 50,791 2,103,768
Shares redeemed
a
.............................. (578,539) (24,533,658)
Net increase (decrease) .......................... (341,200) $(14,573,606)
Class R
Class R Shares:
Year ended October 31, 2024
Shares sold ................................... 290,016 $15,687,785
Shares issued in reinvestment of distributions .......... 92,413 4,838,733
Shares redeemed ............................... (675,102) (36,402,939)
Net increase (decrease) .......................... (292,673) $(15,876,421)
Year ended October 31, 2023
Shares sold ................................... 420,223 $21,360,196
Shares issued in reinvestment of distributions .......... 71,808 3,518,304
Shares redeemed ............................... (668,686) (33,694,109)
Net increase (decrease) .......................... (176,655) $(8,815,609)
Class R6
Class R6 Shares:
Year ended October 31, 2024
Shares sold ................................... 5,668,676 $333,256,395
Shares issued in reinvestment of distributions .......... 969,782 55,064,206
Shares redeemed ............................... (8,276,202) (486,992,176)
Net increase (decrease) .......................... (1,637,744) $(98,671,575)
Year ended October 31, 2023
Shares sold ................................... 6,931,820 $378,123,120
Shares issued in reinvestment of distributions .......... 703,602 37,332,152
Shares redeemed ............................... (6,391,812) (348,296,932)
Net increase (decrease) .......................... 1,243,610 $67,158,340
Advisor Class
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:
a. Management Fees
Effective May 22, 2024, Franklin Mutual Small-Mid Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
Prior to May 22, 2024, Franklin Mutual Small-Mid Cap Value Fund paid an investment management fee, calculated daily and paid monthly, to Franklin Mutual of 0.75% per year of the average daily net assets of the Fund.
Franklin Small Cap Value Fund
Shares Amount
Advisor Class Shares:
Year ended October 31, 2024
Shares sold ................................... 3,792,449 $222,955,218
Shares issued in reinvestment of distributions .......... 934,393 53,213,656
Shares redeemed ............................... (7,650,336) (446,961,823)
Net increase (decrease) .......................... (2,923,494) $(170,792,949)
Year ended October 31, 2023
Shares sold ................................... 4,515,231 $247,071,979
Shares issued in reinvestment of distributions .......... 725,949 38,607,884
Shares redeemed ............................... (7,391,567) (405,639,818)
Net increase (decrease) .......................... (2,150,387) $(119,959,955)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Franklin Mutual Advisers, LLC (Franklin Mutual) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.700% Up to and including $500 million
0.650% In excess of $500 million
2. Shares of Beneficial Interest
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Franklin Mutual U.S. Mid Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin
Mutual based on the average daily net assets of the Fund as follows:
Franklin Small Cap Value Fund pays an investment management fee, calculated daily and paid monthly, to Franklin Mutual based on the average daily net assets of the Fund as follows:
For the year ended October 31, 2024, each Fund's gross effective investment management fee rate based on average daily net assets was as follows:
b. Administrative Fees
Under an agreement with Franklin Mutual, FT Services provides administrative services to the Funds. The fee is paid by
Franklin Mutual based on each of the Fund's average daily net assets, and is not an additional expense of the Funds.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse
Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31 for each Fund.
The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:
Annualized Fee Rate Net Assets
0.625% Up to and including $100 million
0.500% Over $100 million, up to and including $250 million
0.450% Over $250 million, up to and including $7.5 billion
0.440% Over $7.5 billion, up to and including $10 billion
0.430% Over $10 billion, up to and including $12.5 billion
0.420% Over $12.5 billion, up to and including $15 billion
0.400% In excess of $15 billion
Annualized Fee Rate Net Assets
0.750% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.500% Over $1 billion, up to and including $5 billion
0.490% In excess of $5 billion
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Gross effective investment management fee rate ........ 0.728% 0.482% 0.546%
3. Transactions with Affiliates
(continued)
a. Management Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
For Franklin Small Cap Value Fund, the Board has set the current rate at 0.25% per year for Class A shares until further notice and approval by the Board.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Funds. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the year:
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Funds based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended October 31, 2024, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:
f. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Class A ............................... 0.25% 0.25% 0.35%
Class C ............................... —% 1.00% 1.00%
Class R ............................... —% 0.50% 0.50%
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Sales charges retained net of commissions paid to
unaffiliated brokers/dealers .................. $46,861 $36,391 $25,664
CDSC retained ........................... $14,109 $3,924 $2,092
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Transfer agent fees ........................ $85,320 $282,422 $1,479,660
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
the Funds are waived on assets invested in the affiliated management investment companies, as noted in the Statements of
Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate.
During the year ended October 31, 2024, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Mutual Small-Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.582% $3,026,861 $67,008,384 $(67,227,700) $— $— $2,807,545 2,807,545 $249,036
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.582% $— $8,128,000 $(8,128,000) $— $— $— — $15,714
Total Affiliated Securities ... $3,026,861 $75,136,384 $(75,355,700) $— $— $2,807,545 $264,750
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.582% $33,756,988 $168,614,614 $(179,994,296) $— $— $22,377,306 22,377,306 $1,625,735
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.582% $— $4,083,000 $(4,083,000) $— $— $— — $561
Total Affiliated Securities ... $33,756,988 $172,697,614 $(184,077,296) $— $— $22,377,306 $1,626,296
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio , 4.582% $76,597,843 $1,130,820,777 $(1,143,177,341) $— $— $64,241,279 64,241,279 $3,157,801
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio , 4.582% $— $25,106,000 $(25,106,000) $— $— $— — $19,581
Total Affiliated Securities ... $76,597,843 $1,155,926,777 $(1,168,283,341) $— $— $64,241,279 $3,177,382
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
g. Waiver and Expense Reimbursements
Effective May 22, 2024, Franklin Mutual has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by Franklin Mutual Small-Mid Cap Value Fund so that the operating expenses
(excluding interest expense, distribution fees, acquired fund fees and expenses and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.90% based on the average net assets of each class until February 28, 2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund's fiscal year end.
Transfer agent fees on Class R6 shares of the Funds have been capped so that transfer agent fees for that class do not exceed 0.03% based on the average net assets of the class until February 28, 2025, for Franklin Mutual U.S. Mid Cap Value
Fund and Franklin Small Cap Value Fund, and until February 28, 2026, for Franklin Mutual Small-Mid Cap Value Fund.
4. Income Taxes
The tax character of distributions paid during the years ended October 31, 2024 and 2023, was as follows:
At October 31, 2024, the cost of investments, net unrealized appreciation (depreciation), undistributed ordinary income and undistributed long term capital gains for income tax purposes were as follows:
Franklin Mutual Small-Mid Cap Value
Fund
Franklin Mutual U.S. Mid Cap Value
Fund
2024 2023 2024 2023
Distributions paid from:
Ordinary income ........................ $1,501,809 $1,287,244 $9,565,946 $8,227,494
Long term capital gain .................... 9,413,346 11,647,510 8,422,372 25,969,807
$10,915,155 $12,934,754 $17,988,318 $34,197,301
Franklin Small Cap Value Fund
2024 2023
Distributions paid from:
Ordinary income ........................ $103,424,073 $23,113,823
Long term capital gain .................... 81,142,810 106,972,379
$184,566,883 $130,086,202
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
a a a a
Cost of investments ....................... $168,353,607 $629,220,556 $3,379,844,831
Unrealized appreciation ..................... $43,475,091 $195,916,022 $877,669,596
Unrealized depreciation ..................... (6,692,127) (37,497,207) (153,318,343)
Net unrealized appreciation (depreciation) ....... $36,782,964 $158,418,815 $724,351,253
Distributable earnings:
Undistributed ordinary income ................ $2,340,035 $17,133,137 $85,900,952
Undistributed long term capital gains ........... 39,311,377 31,831,061 164,596,011
Total distributable earnings .................. $41,651,412 $48,964,198 $250,496,963
3. Transactions with Affiliates
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.
The Funds utilized a tax accounting practice to treat a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended October 31, 2024 , were as follows:
6. Holdings of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled
Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the year ended October 31, 2024, investments in “affiliated companies” were as follows:
Franklin Mutual
Small-Mid Cap
Value Fund
Franklin Mutual
U.S. Mid Cap
Value Fund
Franklin Small
Cap Value Fund
Purchases .............................. $176,101,343 $282,531,209 $2,400,078,333
Sales .................................. $201,637,549 $359,469,332 $2,939,415,817
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held at
End
of Year
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
ACI Worldwide, Inc. ... $ 118,605,425 $ — $ (167,464,281) $ 41,472,197 $ —
a
$ —
a
—
a
$ —
Camden National Corp . 22,829,626 4,933,753 (2,949,083) (966,392) 11,480,163 35,328,067 842,147 1,384,261
Children's Place Inc. (The) 24,228,745 — (18,862,522) (46,404,953) 41,038,730 —
b
— —
Clearfield, Inc. ....... 25,463,434 — (31,570,237) (14,838,998) 20,945,801 —
b
— —
Columbus McKinnon Corp. 50,856,191 8,167,693 (54,497,272) (3,013,992) —
a
—
a
—
a
439,259
Elementis plc ....... 57,383,349 — — — 11,185,215 68,568,564 39,868,704 1,266,954
Horace Mann Educators
Corp. ........... 77,847,302 14,971,197 (34,498,337) (5,622,498) —
a
—
a
—
a
2,739,565
Knowles Corp ....... 71,614,533 3,572,893 (1,569,254) (479,441) 24,239,037 97,377,768 5,622,273 —
McGrath RentCorp .... 135,104,593 32,181,041 (114,586,510) 36,628,777 —
a
—
a
—
a
1,442,393
Senior plc .......... 53,752,095 — — — (5,475,571) 48,276,524 28,282,051 878,764
Total Affiliated Securities
(Value is 6 .1 % of Net
Assets) .......... $637,685,293 $63,826,577 $(425,997,496) $6,774,700 $103,413,375 $249,550,923 $8,151,196
a
As of October 31, 2024, no longer an affiliate.
b
As of October 31, 2024, no longer held by the fund.

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
7. Credit Facility
The Funds, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility.
These fees are reflected in other expenses in the Statements of Operations. During the year ended October 31, 2024, the
Funds did not use the Global Credit Facility.
8. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2024, in valuing the Funds' assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Mutual Small-Mid Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 5,468,371 $ 3,864,343 $ — $ 9,332,714
Automobile Components ................. 828,070 — — 828,070
Banks ............................... 31,159,963 — — 31,159,963
Biotechnology ......................... 2,069,865 — — 2,069,865
Building Products ...................... 7,878,653 — — 7,878,653
Capital Markets ........................ 4,765,753 — — 4,765,753
Chemicals ........................... 1,361,170 — — 1,361,170
Construction & Engineering ............... 11,977,123 — — 11,977,123
Diversified REITs ...................... 4,726,548 — — 4,726,548
Diversified Telecommunication Services ..... 3,248,954 — — 3,248,954
Electric Utilities ........................ 4,481,523 — — 4,481,523
Electrical Equipment .................... 4,216,293 — — 4,216,293
Electronic Equipment, Instruments &
Components ........................ 6,489,460 — — 6,489,460
Energy Equipment & Services ............. 4,965,041 — — 4,965,041
Financial Services ...................... 6,706,273 — — 6,706,273
Food Products ........................ 635,278 — — 635,278
Ground Transportation .................. 2,262,772 — — 2,262,772

Franklin Value Investors Trust
Notes to Financial Statements

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Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual Small-Mid Cap Value Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Common Stocks: (continued)
Health Care Equipment & Supplies ......... $ 3,194,192 $ — $ — $ 3,194,192
Health Care Providers & Services .......... 1,035,893 4,124,974 — 5,160,867
Hotels, Restaurants & Leisure ............. 4,146,506 — — 4,146,506
Household Durables .................... 5,776,681 — — 5,776,681
Insurance ............................ 12,488,257 — — 12,488,257
Interactive Media & Services .............. 2,900,877 — — 2,900,877
IT Services ........................... 2,491,511 — — 2,491,511
Leisure Products ....................... 5,855,209 — — 5,855,209
Life Sciences Tools & Services ............ 4,702,318 — — 4,702,318
Machinery ............................ 15,104,703 — — 15,104,703
Media ............................... 3,983,058 — — 3,983,058
Metals & Mining ....................... 1,803,753 641,592 — 2,445,345
Oil, Gas & Consumable Fuels ............. 4,436,551 — — 4,436,551
Professional Services ................... 1,978,741 — — 1,978,741
Retail REITs .......................... 2,835,275 — — 2,835,275
Semiconductors & Semiconductor Equipment . 1,886,277 — — 1,886,277
Software ............................. 1,048,747 — — 1,048,747
Specialized REITs ...................... 982,591 — — 982,591
Specialty Retail ........................ 3,618,062 — — 3,618,062
Textiles, Apparel & Luxury Goods .......... 2,661,117 — — 2,661,117
Trading Companies & Distributors .......... 7,526,688 — — 7,526,688
Short Term Investments ................... 2,807,545 — — 2,807,545
Total Investments in Securities ........... $196,505,662 $8,630,909
a
$— $205,136,571
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Common Stocks :
Aerospace & Defense ................... 23,728,377 12,398,827 — 36,127,204
Automobile Components ................. 10,646,532 6,427,003 — 17,073,535
Banks ............................... 44,813,751 — — 44,813,751
Building Products ...................... 15,344,054 — — 15,344,054
Chemicals ........................... 30,692,939 — — 30,692,939
Commercial Services & Supplies ........... 8,190,768 — — 8,190,768
Construction & Engineering ............... 11,656,365 — — 11,656,365
Consumer Finance ..................... 13,007,409 — — 13,007,409
Containers & Packaging ................. 21,260,823 — — 21,260,823
Distributors ........................... 11,926,735 — — 11,926,735
Electric Utilities ........................ 64,938,276 — — 64,938,276
Electrical Equipment .................... 16,613,031 — — 16,613,031
Electronic Equipment, Instruments &
Components ........................ 16,800,943 — — 16,800,943
Energy Equipment & Services ............. 21,566,899 — — 21,566,899
Financial Services ...................... 55,285,761 — — 55,285,761
Food Products ........................ 11,681,154 — — 11,681,154
Health Care Equipment & Supplies ......... 24,426,280 — — 24,426,280
Health Care Providers & Services .......... 22,897,720 8,091,419 — 30,989,139
Household Durables .................... 13,863,915 — — 13,863,915
Insurance ............................ 33,059,797 — — 33,059,797
IT Services ........................... 8,342,268 — — 8,342,268
Leisure Products ....................... 9,040,971 — — 9,040,971
Life Sciences Tools & Services ............ 15,410,050 — — 15,410,050
Machinery ............................ 16,894,484 — — 16,894,484
Media ............................... 12,680,800 — — 12,680,800
Oil, Gas & Consumable Fuels ............. 28,120,339 — — 28,120,339
8. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Mutual U.S. Mid Cap Value Fund (continued)
Assets: (continued)
Common Stocks: (continued)
Personal Care Products ................. $ 18,248,130 $ — $ — $ 18,248,130
Pharmaceuticals ....................... — 4,387,047 — 4,387,047
Professional Services ................... 39,423,759 — — 39,423,759
Real Estate Management & Development .... 26,808,029 — — 26,808,029
Retail REITs .......................... 19,344,171 — — 19,344,171
Software ............................. 14,877,626 — — 14,877,626
Specialized REITs ...................... 14,051,366 — — 14,051,366
Specialty Retail ........................ 7,612,326 — — 7,612,326
Trading Companies & Distributors .......... 30,701,921 — — 30,701,921
Short Term Investments ................... 22,377,306 — — 22,377,306
Total Investments in Securities ........... $756,335,075 $31,304,296
b
$— $787,639,371
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 99,828,518 164,333,797 — 264,162,315
Automobile Components ................. 9,897,911 — — 9,897,911
Banks ............................... 738,076,428 — — 738,076,428
Building Products ...................... 118,597,046 — — 118,597,046
Capital Markets ........................ 72,852,706 — — 72,852,706
Chemicals ........................... 195,695,533 — — 195,695,533
Commercial Services & Supplies ........... 63,304,989 — — 63,304,989
Communications Equipment .............. 20,316,281 — — 20,316,281
Construction & Engineering ............... 260,165,566 — — 260,165,566
Consumer Finance ..................... 27,637,189 — — 27,637,189
Diversified REITs ...................... 39,121,365 — — 39,121,365
Electric Utilities ........................ 31,124,507 — — 31,124,507
Electrical Equipment .................... 105,526,073 — — 105,526,073
Electronic Equipment, Instruments &
Components ........................ 249,865,990 — — 249,865,990
Energy Equipment & Services ............. 49,877,394 29,686,100 — 79,563,494
Food Products ........................ 30,038,620 — — 30,038,620
Ground Transportation .................. 59,120,264 — — 59,120,264
Health Care Equipment & Supplies ......... 63,679,809 — — 63,679,809
Hotel & Resort REITs ................... 8,178,066 — — 8,178,066
Hotels, Restaurants & Leisure ............. 173,079,384 36,921,309 — 210,000,693
Household Durables .................... 85,149,286 — — 85,149,286
Industrial REITs ....................... 6,180,017 — — 6,180,017
Insurance ............................ 247,386,661 — — 247,386,661
Leisure Products ....................... 146,647,691 — — 146,647,691
Machinery ............................ 250,793,754 — — 250,793,754
Media ............................... 54,611,345 — — 54,611,345
Metals & Mining ....................... 70,857,236 — — 70,857,236
Multi-Utilities .......................... 30,983,538 — — 30,983,538
Office REITs .......................... 57,167,655 — — 57,167,655
Oil, Gas & Consumable Fuels ............. 91,186,766 — — 91,186,766
Paper & Forest Products ................. 16,257,874 — — 16,257,874
Real Estate Management & Development .... 16,977,384 — — 16,977,384
Retail REITs .......................... 32,761,646 — — 32,761,646
Semiconductors & Semiconductor Equipment . 50,185,042 — — 50,185,042
Software ............................. 79,109,074 — — 79,109,074
Specialty Retail ........................ 32,408,814 — — 32,408,814
Textiles, Apparel & Luxury Goods .......... 32,738,814 — — 32,738,814
Trading Companies & Distributors .......... 91,627,363 — — 91,627,363
8. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
9. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund (continued)
Assets: (continued)
Investments in Securities: (continued)
Short Term Investments ................... $ 64,241,279 $ — $ — $ 64,241,279
Total Investments in Securities ........... $3,873,254,878 $230,941,206
c
$— $4,104,196,084
a
Includes foreign securities valued at $8,630,909, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
b
Includes foreign securities valued at $31,304,296, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $230,941,206, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Selected Portfolio
REIT
Real Estate Investment Trust
8. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Franklin Value Investors Trust and Shareholders of Franklin Mutual Small-Mid Cap Value Fund
(formerly Franklin MicroCap Value Fund), Franklin Mutual U.S. Mid Cap Value Fund, and Franklin Small Cap Value Fund:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Franklin Value Investors Trust (the “Trust”)
(comprising Franklin Mutual Small-Mid Cap Value Fund (formerly Franklin MicroCap Value Fund), Franklin Mutual U.S. Mid
Cap Value Fund, and Franklin Small Cap Value Fund (collectively referred to as the “Funds”)), including the schedules of investments, as of October 31, 2024, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds comprising Franklin
Value Investors Trust at October 31, 2024, the results of their operations for the year then ended, changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more Franklin investment companies since 1987.
Boston, Massachusetts
December 20, 2024

Franklin Value Investors Trust
Tax Information (unaudited)

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By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during their fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended October 31, 2024:
Pursuant to:
Franklin Mutual
Small-Mid Cap Value
Fund
Franklin Mutual U.S.
Mid Cap Value Fund
Franklin Small Cap
Value Fund
Long-Term Capital Gain Dividends
Distributed §852(b)(3)(C) $12,813,210 $9,214,026 $87,580,372
Income Eligible for Dividends Received
Deduction (DRD) §854(b)(1)(A) $2,433,827 $11,949,636 $54,642,600
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $2,803,501 $13,836,491 $70,850,664
Short-Term Capital Gain Dividends
Distributed §871(k)(2)(C) $135,125 $1,083,152 $69,089,950

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FRANKLIN VALUE INVESTORS TRUST
(EACH SERIES OF SUCH TRUST, A “FUND”)
The Board of Trustees (Board), including a majority of trustees that are not “interested persons” as such term is defined in section 2(a)(19) of the Investment Company Act of 1940 (hereinafter referred to as “independent trustees”), at an in-person meeting held on May 21, 2024, unanimously approved the renewal of each Fund’s investment management agreement.
Prior to a meeting of all of the trustees for the purpose of considering such renewal, the independent trustees participated in two other meetings held in connection with the renewal process. Throughout the process, the independent trustees received assistance and advice from and met separately with independent counsel. The independent trustees met with and interviewed officers of the investment manager (including portfolio managers), the transfer agent and shareholder services group and the distributor. In approving the renewal of the investment management agreement for the Funds, the Board, including the independent trustees, determined that the investment management fee structure was fair and reasonable and that continuance of the agreement was in the best interests of each Fund and its shareholders.
As part of the approval process, the Board considered the process undertaken and information provided during its consideration and approval on February 27, 2024 of the amendment to the investment management agreement with for
Franklin Mutual Small-Mid Cap Value Fund (formerly, Franklin MicroCap Value Fund) and the amendment to the schedule to the fee waiver and/or expense reimbursement agreement with the investment manager. Such amendments (i) reduced the investment management fees from 0.75% of the value of all net assets to 0.70% for the initial investment management fee rate for the value of net assets up to and including $500 million and added a breakpoint for the value of net assets in excess of $500 million at 0.65%, and (ii) established a cap in the fee waiver and expense limitation arrangement of 0.90%, effective as of May 22, 2024, respectively. These amendments were made in connection with the repositioning of the Fund to a small-
mid cap value strategy. The Board noted that the nature and quality of the overall services provided, and to be provided, by the investment manager as a result of the amendments would not be negatively affected. At the February 27, 2024 meeting, the Board determined that, after consideration of the factors discussed and presented, the services provided were reasonable in relation to the fees to be paid under the investment management agreement plus any benefits that may accrue to the investment manager that the fees and benefits were within the range of what could have been negotiated at arms-length for these services, and that the terms of the investment management agreement, as amended, were fair and reasonable.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In reaching their decision on the investment management agreement, the trustees took into account information furnished throughout the year at Board meetings, as well as information specifically requested and furnished for the renewal process, which culminated in the meetings referred to above for the specific purpose of considering such agreement. Information furnished throughout the year included, among others, reports on each Fund’s investment performance, expenses, portfolio composition, portfolio brokerage execution, client commission arrangements, derivatives, securities lending, portfolio turnover, Rule 12b-1 plan, distribution, shareholder servicing, legal and compliance matters, pricing of securities, sales and redemptions, and marketing support payments made to financial intermediaries, as well as a third-party survey of transfer agent fees charged to funds within the Franklin Templeton (FT) complex in comparison to those charged to other fund complexes deemed comparable. Also, related financial statements and other information about the scope and quality of services provided by the investment manager and its affiliates and enhancements to such services over the past year were provided. In addition, the trustees received periodic reports throughout the year and during the renewal process relating to compliance with the Funds’ investment policies and restrictions. During the renewal process, the independent trustees considered the investment manager’s methods of operation within the FT group and its activities on behalf of other clients. The
Board also reviewed and considered an annual report on payments made by FT or the Funds to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the
Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The information obtained by the trustees during the renewal process also included a special report prepared by Broadridge
Financial Solutions, Inc., an independent third-party analyst that utilizes data from Lipper, Inc. (Lipper), comparing each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to such Fund as selected by
Lipper (Broadridge Section 15(c) Report). The trustees reviewed the Broadridge Section 15(c) Report and its usefulness in the renewal process with respect to matters such as comparative fees, expenses, expense ratios, performance and volatility.
They concluded that the report continues to be a reliable resource in the performance of their duties. However, as a result of the repositioning of the Franklin Mutual Small-Mid Cap Value Fund (formerly, Franklin MicroCap Value Fund) to a small-mid cap value strategy fund and the fact that the changes in the Fund’s investment management fees and fee waiver and expense limitation arrangement were not reflected by the Broadridge Section 15(c) Report, the Board assigned less weight to the
Broadridge Section 15(c) Report with respect to such Fund.
In addition, the trustees received a Profitability Study (Profitability Study) prepared by management discussing the profitability to FT from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Over the past year, the Board and counsel to the independent trustees continued to receive reports on management’s handling of recent regulatory inquiries and pending legal actions against the investment manager and its affiliates. The independent trustees were satisfied with the actions taken to date by management in response to such regulatory and legal matters.
The trustees reviewed the personnel, operations, financial condition and investment management capabilities, methodologies and resources of the investment manager. As part of this review, particular attention was given to management’s diligent risk management program, including continual monitoring and management of cybersecurity, liquidity and counterparty credit risk, and attention given to derivatives and other complex instruments that are held and expected to be held by each Fund and how such instruments are used to carry out each Fund’s investment goal(s). The Board also took into account, among other things, management’s efforts in establishing a global credit facility for the benefit of the Funds and other accounts managed by FT to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the investment manager’s parent company and its commitment to the mutual fund business.
The Board noted management’s continuing efforts and expenditures in establishing effective business continuity plans and developing strategies to address areas of heightened concern in the mutual fund industry, such as cybersecurity and liquidity risk management. The Board acknowledged management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also recognized management’s commitment to facilitating Board oversight of particular areas, including derivatives and payments to intermediaries, by enhanced reporting.

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In addition to the above and other matters considered by the trustees throughout the course of the year, the following discussion relates to certain primary factors relevant to the Board’s decision. This discussion of the information and factors considered by the Board (including the information and factors discussed above) is not intended to be exhaustive, but rather summarizes certain factors considered by the Board. In view of the wide variety of factors considered, the Board did not, unless otherwise noted, find it practicable to quantify or otherwise assign relative weights to the foregoing factors. In addition, individual trustees may have assigned different weights to various factors.
NATURE, EXTENT AND QUALITY OF SERVICES. The trustees reviewed the nature, extent and quality of the services provided, and to be provided, by the investment manager. The trustees cited the investment manager’s ability to implement each Fund’s disciplined value investment approach and its long-term relationship with each Fund as reasons that shareholders choose to invest, and remain invested, in the Funds. The trustees reviewed each Fund’s portfolio management team, including its performance, staffing, skills and compensation program. With respect to portfolio manager compensation, management assured the trustees that each Fund’s long-term performance is a significant component of incentive-based compensation and noted that a portion of a portfolio manager’s incentive-based compensation is paid in shares of pre- designated funds from the portfolio manager’s fund management area. The trustees noted that the portfolio manager compensation program aligned the interests of the portfolio managers with that of shareholders of the Funds. The trustees discussed with management various other products, portfolios and entities that are advised by the investment manager and the allocation of assets and expenses among and within them, as well as their relative fees and reasons for differences with respect thereto and any potential conflicts. During regular Board meetings and the aforementioned meetings of the independent trustees, the trustees received reports and presentations on the investment manager’s best execution trading policies. The trustees considered periodic reports provided to them showing that the investment manager complied with the investment policies and restrictions of each Fund as well as other reports periodically furnished to the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics covering the investment management personnel, the adherence to fair value pricing procedures established by the Board and the accuracy of net asset value calculations. The
Board noted the extent of the benefits provided to the Funds’ shareholders from being part of the FT group of funds, including the right to exchange investments between funds (same class) without a sales charge, the ability to reinvest dividends from any of the Funds into other funds and the right to combine holdings of other funds to obtain reduced sales charges. The
Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform. The Board also noted the investment manager’s significant efforts in developing and implementing compliance procedures established in accordance with SEC and other requirements.
The Board considered the nature, extent and quality of the services to be provided under each Fund’s other service agreements to determine that, on an overall basis, Fund shareholders were well served. In this connection, the Board also took into account transfer agent and shareholder services provided to the Funds’ shareholders by an affiliate of the investment manager, and favorable periodic reports on shareholder services conducted by independent third parties. While such considerations directly affected the trustees’ decision in renewing each Fund’s transfer agent and shareholder services agreement, the Board also considered these commitments as incidental benefits to Fund shareholders deriving from the investment management relationship.
Based on their review, the trustees were satisfied with the nature and quality of the overall services provided, and to be provided, by the investment manager and its affiliates to each Fund and its shareholders and were confident in the abilities of the management team to continue the disciplined value investment approach of each Fund and to provide quality services to such Fund and its shareholders.
INVESTMENT PERFORMANCE. The trustees reviewed and placed significant emphasis on the investment performance of the Funds over the one-, three-, five- and 10-year periods ended December 31, 2023. They considered the history of performance of each Fund relative to various benchmarks. As part of their review, they inquired of management regarding benchmarks and restrictions on permitted investments. Consideration was also given to performance in the context of available levels of cash during the periods.

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The trustees had meetings during the year, including the meetings referred to above held in connection with the renewal process, with each Fund’s portfolio managers to discuss performance and the management of such Fund. In addition to the materials provided by management in connection with the renewal process, the independent trustees requested throughout the year (and received) additional presentations from the investment manager and senior management of FT regarding the performance of the investment manager and the Funds. As part of these presentations, the investment manager and senior management of FT reviewed enhancements that have been made, and are being made, to the investment manager’s investment process.
Particular attention in assessing performance was given to the Broadridge Section 15(c) Report. That report showed the investment performance of each Fund (Class A shares) in comparison to other funds determined comparable by Lipper.
Franklin Mutual U.S. Mid Cap Value Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional mid-cap value funds. The Fund had total returns in the lowest performing quintile for the one-year period ended December 31, 2023, had annualized total returns for the three-year period in the second-lowest performing quintile, and had annualized total returns for the five- and 10-year periods also in the lowest performing quintile. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with management the reasons for the relative underperformance for the one-, three-, five- and 10-year periods ended December 31, 2023. While disappointed with the
Fund’s relative underperformance, the Board did not believe that any changes with respect to the Fund were warranted at the time, particularly in light of the continued enhancements to the investment manager’s personnel and investment process (including recent enhancements to the research process). The Board noted that it would continue to monitor future performance.
Franklin Mutual Small-Mid Cap Value Fund (Formerly, Franklin MicroCap Value Fund). The comparable funds to the
Fund, as chosen by Lipper, included all retail and institutional small-cap value funds. The Fund had total returns in the lowest performing quintile for the one-year period ended December 31, 2023, had annualized total returns for the three- and five-
year periods in the middle performing quintile, and had annualized total returns for the 10-year period in the second-lowest performing quintile. The trustees discussed with management the reasons for the relative underperformance for the one- and
10-year periods ended December 31, 2023. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. While disappointed with the Fund’s relative underperformance, the Board noted that the Board had recently approved a proposal to reposition the Fund to a small-mid cap value strategy fund. The Board did not believe that any additional changes with respect to the Fund were warranted at the time, particularly in light of the ongoing repositioning. The Board noted that it would continue to monitor future performance and implementation of the repositioning.
Franklin Small Cap Value Fund. The comparable funds to the Fund, as chosen by Lipper, included all retail and institutional small-cap value funds. The Fund had total returns in the second-lowest performing quintile for the one-year period ended December 31, 2023, had annualized total returns for the 10-year period in the middle performing quintile, had annualized total returns for the five-year period also in the second-lowest performing quintile, and had annualized total returns for the three-year period in the lowest performing quintile. The trustees discussed with management the reasons for the relative underperformance for the one-, three-, and five-year periods ended December 31, 2023. The trustees also compared Fund performance to other industry benchmarks, including measures of risk-adjusted performance of a fund, as part of their evaluation of investment performance. The trustees discussed with management the reasons for the relative underperformance for the one-, three- and five-year periods ended December 31, 2023. While disappointed with the Fund’s relative underperformance, the Board did not believe that any changes with respect to the Fund were warranted at the time, particularly in light of the continued enhancements to the investment manager’s personnel and investment process (including recent enhancements to the research process). The Board noted that it would continue to monitor future performance.
COMPARATIVE EXPENSES AND MANAGEMENT PROFITABILITY. The trustees considered the cost of the services provided and to be provided and the profits realized by the investment manager and its affiliates from their respective relationships with each Fund. As part of the renewal process, the trustees explored with management the trends in expense ratios over the past three fiscal years and the reasons for any increases in each Fund’s expense ratios (or components

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thereof). In considering the appropriateness of the management fees and other expenses charged to each Fund, the Board took into account various factors including investment performance and matters relating to each Fund’s operations, including, but not limited to, the quality and experience of its portfolio managers and research staff. Consideration was also given to a comparative analysis in the Broadridge Section 15(c) Report of the investment management fee and total expense ratio of each Fund in comparison to those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon information taken from each fund’s most recent annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility. While recognizing such inherent limitation and the fact that expense ratios generally increase as assets decline and decrease as assets grow, the
Board believed the independent analysis conducted by Lipper to be an appropriate measure of comparative expenses.
In reviewing comparative costs, emphasis was given to each Fund’s contractual management fees in comparison to the contractual management fees that would have been charged by other funds within its Lipper expense group assuming they were similar in size to such Fund, as well as the actual total expenses of each Fund in comparison to those of its Lipper expense group. The Lipper contractual management fee analysis includes administrative charges as being part of the management fee, and total expenses, for comparative consistency, are shown by Lipper for each Fund’s Class A shares.
Franklin Mutual U.S. Mid Cap Value Fund. The Fund’s contractual management fee rate was in the least expensive quintile of its Lipper expense group and its total expenses were also in the least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.
Franklin Mutual Small-Mid Cap Value Fund (Formerly, Franklin MicroCap Value Fund). The Fund’s contractual management fee rate was in the second-least expensive quintile of its Lipper expense group and its total expenses were also in the second-least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.
Franklin Small Cap Value Fund. The Fund’s contractual management fee rate was in the least expensive quintile of its Lipper expense group and its total expenses were also in the least expensive quintile of such group. The Board was satisfied with such comparative fees and expenses.
The trustees also reviewed the Profitability Study addressing profitability of Franklin Resources, Inc. (FRI), from its overall
U.S. fund business, as well as profitability to each Fund’s investment manager and its affiliates, from providing investment management and other services to each Fund during the 12-month period ended September 30, 2023, the most recent fiscal year-end of FRI. The trustees reviewed the basis on which such reports are prepared and the cost allocation methodology utilized in the Profitability Study, it being recognized that allocation methodologies may each be reasonable while producing different results. The Board also noted that an independent registered public accounting firm has been engaged by the investment manager to periodically review and assess the allocation methodologies to be used solely by the Board with respect to the profitability analysis.
The independent trustees met with management to discuss the Profitability Study. This included, among other things, a comparison of investment management income with investment management expenses of each Fund; comparison of underwriting revenues and expenses; the relative relationship of investment management and underwriting expenses;
shareholder servicing profitability; economies of scale; and the relative contribution of each Fund to the profitability of the investment manager and its parent. In discussing the Profitability Study with the Board, the investment manager stated
its belief that the costs incurred in establishing the infrastructure necessary to operate the type of mutual fund operations conducted by it and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability.
The Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the investment manager but, over the long run, is expected to result in greater efficiencies. The Board also took into account management’s expenditures in improving shareholder services provided to each Fund, as well as the need to meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements. The trustees also considered the extent to which the investment manager may derive ancillary benefits from the Funds’ operations, including those derived from economies of scale, discussed below, the allocation of each
Fund’s brokerage and the use of commission dollars to pay for research and other similar services.

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Based upon their consideration of all these factors, the trustees determined that the level of profits realized by the investment manager and its affiliates in providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.
ECONOMIES OF SCALE.
The Board considered economies of scale realized by the investment manager and its affiliates as the Funds grow larger and the extent to which they are shared with the Funds’ shareholders, as for example, in the level of the investment management fees charged, in the quality and efficiency of services rendered and in increased capital commitments benefiting the Funds directly or indirectly. While recognizing that any precise determination is inherently subjective, the trustees noted that, based upon the Profitability Study, as some funds increase in size, at some point economies of scale may result in the investment manager realizing a larger profit margin on investment management services provided to such a fund. The trustees also noted
that benefits of economies of scale will be shared with each Fund’s shareholders due to the decline in the effective investment management fee rate as breakpoints are achieved by such Fund.
The trustees noted that breakpoints had been instituted as part of each Fund’s investment management fees and that the
Board regularly evaluates whether additional breakpoints are appropriate. For Small-Mid Cap Value Fund (formerly, Franklin
MicroCap Value Fund), the trustees assessed the newly established breakpoint and believed it was appropriate and they agreed to continue to monitor the appropriateness of the breakpoint. For Franklin Mutual U.S. Mid Cap Value Fund and
Franklin Small Cap Value Fund, the trustees assessed the savings to shareholders resulting from such breakpoints and believed they were, and continue to be, appropriate and they agreed to continue to monitor the appropriateness of the breakpoints. The trustees also considered the effects an increase in assets under management would have on the investment management fees and expense ratio of each Fund. To the extent further economies of scale may be realized by the investment manager and its affiliates, the Board believed the investment management fees provide a sharing of benefits with each Fund and its shareholders.
CONCLUSION
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Fund’s investment management agreement for an additional one-year period.

FVIT-AFSOI 12/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jefferey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jefferey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN VALUE INVESTORS TRUST

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	December 27, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	December 27, 2024

By	/s/ JEFFERY WHITE
Jeffery White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	December 27, 2024